This is filed pursuant to Rule 497(e).

Alliance All-Asia Investment Fund, Inc.
(File Nos. 33-94270 and 811-08776)
Alliance Balanced Shares, Inc.
(File Nos. 2-10988 and 811-00134)
Alliance Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415)
Alliance Greater China '97 Fund, Inc.
(File Nos. 333-26229 and 811-08201)
Alliance Growth and Income Fund, Inc.
(File Nos. 2-11023 and 811-00126)
Alliance Health Care Fund, Inc.
(File Nos. 333-77953 and 811-09329)
Alliance International Fund
(File Nos. 2-70428 and 811-03130)
Alliance International Premier Growth Fund, Inc.
(File Nos. 333-41375 and 811-08527)
Alliance New Europe Fund, Inc.
(File Nos. 33-37848 and 811-06028)
Alliance Premier Growth Fund, Inc.
(File Nos. 33-49530 and 811-06730)
Alliance Quasar Fund, Inc.
(File Nos. 2-29901 and 811-06716)
Alliance Technology Fund, Inc.
(File Nos. 2-70427 and 811-03131)
Alliance Worldwide Privatization Fund, Inc.
(File Nos. 33-76598 and 811-08426)
The Alliance Fund, Inc.
(File Nos. 2-10768 and 811-00204)
The Alliance Portfolios
(File Nos. 33-12988 and 811-05088)

The Alliance
Stock Funds

The Alliance Stock Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.

Prospectus and Application

March 1, 2001

Domestic Stock Funds

      >     Alliance Premier Growth Fund
      >     Alliance Health Care Fund
      >     Alliance Growth Fund
      >     Alliance Technology Fund
      >     Alliance Quasar Fund
      >     The Alliance Fund

Total Return Funds

      >     Alliance Growth and Income Fund
      >     Alliance Balanced Shares

Global Stock Funds

      >     Alliance New Europe Fund
      >     Alliance Worldwide
            Privatization Fund
      >     Alliance International
            Premier Growth Fund
      >     Alliance Global Small Cap Fund
      >     Alliance International Fund
      >     Alliance Greater China '97 Fund
      >     Alliance All-Asia Investment Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                       AllianceCapital [LOGO](R)

Investment Products Offered
-----------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
-----------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

RISK/RETURN SUMMARY .......................................................    3
Domestic Stock Funds ......................................................    4
Total Return Funds ........................................................   10
Global Stock Funds ........................................................   12
Summary of Principal Risks ................................................   19
Principal Risks by Fund ...................................................   20

FEES AND EXPENSES OF THE FUNDS ............................................   21

GLOSSARY ..................................................................   24

DESCRIPTION OF THE FUNDS ..................................................   25
Investment Objectives and Principal Policies ..............................   25
Description of Additional Investment Practices ............................   35
Additional Risk Considerations ............................................   41

MANAGEMENT OF THE FUNDS ...................................................   43

PURCHASE AND SALE OF SHARES ...............................................   46
How The Funds Value Their Shares ..........................................   46
How To Buy Shares .........................................................   46
How To Exchange Shares ....................................................   46
How To Sell Shares ........................................................   46

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   47

DISTRIBUTION ARRANGEMENTS .................................................   48

GENERAL INFORMATION .......................................................   49

FINANCIAL HIGHLIGHTS ......................................................   49

APPENDIX A--ADDITIONAL INFORMATION ABOUT
THE UNITED KINGDOM, JAPAN, AND GREATER
CHINA COUNTRIES ...........................................................   60

The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.

The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 19.

More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

The Risk/Return Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

o how the Fund's average annual returns for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and

o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Funds.

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

Alliance Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

Normally, the Fund invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.

Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                  1 Year            5 Years            Inception
--------------------------------------------------------------------------------
Class A                          -23.28%             19.46%               18.45%
--------------------------------------------------------------------------------
Class B                          -23.28%             19.71%               18.99%
--------------------------------------------------------------------------------
Class C                          -21.12%             19.72%               18.33%
--------------------------------------------------------------------------------
Russell 1000
Growth Index                     -22.42%             18.15%               16.67%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception date of Class A and Class B shares is 9/28/92. Since inception index returns are from month-end of applicable class inception date. Performance information for periods prior to the inception of Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares. The average annual total return for Class C shares since its actual inception date was 19.15%. Index return for the comparable period was 17.45%.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91            n/a
92            n/a
93           9.98
94          -5.80
95          46.87
96          24.14
97          32.67
98          49.31
99          29.98
00         -19.87

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 31.05%, 4th quarter, 1998; and
Worst Quarter was down -15.93%, 4th quarter, 2000.

Alliance Health Care Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 65%, and normally substantially all, of the value of its total assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies which are expected to profit from the development of new products and services for these industries. Under normal circumstances, the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in Health Care Industries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to the health care and health sciences industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investment in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                     1 Year            Inception
--------------------------------------------------------------------------------
Class A                                              25.82%               21.14%
--------------------------------------------------------------------------------
Class B                                              26.56%               22.11%
--------------------------------------------------------------------------------
Class C                                              29.43%               24.18%
--------------------------------------------------------------------------------
S&P 500 Index                                        -9.10%                1.16%
--------------------------------------------------------------------------------
S&P Healthcare Composite                             35.95%               20.45%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 8/27/99 for Class A, Class B and Class C shares. Since inception index return is from 8/31/99.

BAR CHART
--------------------------------------------------------------------------------

The annual return in the bar chart is for the Fund's Class A shares and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91            n/a
92            n/a
93            n/a
94            n/a
95            n/a
96            n/a
97            n/a
98            n/a
99            n/a
00            31.44

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.76%, 2nd quarter, 2000; and
Worst Quarter was up 0.71%, 4th quarter, 2000.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                              1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -21.93%        14.49%        19.38%
--------------------------------------------------------------------------------
Class B                                      -21.78%        14.67%        19.50%
--------------------------------------------------------------------------------
Class C                                      -19.76%        14.67%        19.06%
--------------------------------------------------------------------------------
S&P 500 Index                                 -9.10%        18.33%        17.44%
--------------------------------------------------------------------------------
Russell 3000
Index                                         -7.46%        17.40%        17.38%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class C shares (8/2/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares. The average annual total return for Class C shares since its actual inception date was 14.53%. Index returns for the comparable period (which dates from month end following applicable Class inception date) were 17.59% for the S&P 500 Index and 16.74% for the Russell 3000 Index.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                     63.62
92                     10.66
93                     28.99
94                     -1.15
95                     29.49
96                     23.20
97                     27.09
98                     28.17
99                     25.58
00                    -18.47

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 29.81%, 1st quarter, 1991; and
Worst Quarter was down -16.26%, 3rd quarter, 1998.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 25% of its total assets in foreign securities.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                             1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -27.82%        20.35%        26.21%
--------------------------------------------------------------------------------
Class B                                      -27.98%        20.53%        26.27%
--------------------------------------------------------------------------------
Class C                                      -25.88%        20.53%        26.09%
--------------------------------------------------------------------------------
S&P 500 Index                                 -9.10%        18.33%        17.44%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B and Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their actual inception dates were 25.91% and 25.91%, respectively. Index return for the comparable period (which dates from month-end following applicable Class inception date) was 17.52%.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                    54.24
92                    15.50
93                    21.63
94                    28.50
95                    45.80
96                    19.41
97                     4.54
98                    63.14
99                    71.78
00                   -24.62


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 44.57%, 4th quarter, 1999; and
Worst Quarter was down -27.39%, 4th quarter, 2000.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small-cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                              1 Year        5 Years     10 Years
--------------------------------------------------------------------------------
Class A                                      -11.53%         8.19%        12.53%
--------------------------------------------------------------------------------
Class B                                      -11.60%         8.30%        12.34%
--------------------------------------------------------------------------------
Class C                                       -9.11%         8.32%        12.15%
--------------------------------------------------------------------------------
Russell 2000
Growth Index                                 -22.43%         7.14%        12.80%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares. The average annual total return for Class C shares since its actual inception date was 11.95%. Index return for the comparable period was 9.79%.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                       34.27
92                        2.81
93                       16.16
94                       -7.27
95                       47.64
96                       32.62
97                       17.24
98                       -4.56
99                       12.96
00                       -7.61

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 23.10%, 1st quarter, 1991; and
Worst Quarter was down -28.46%, 3rd quarter, 1998.

The Alliance Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. The Fund may invest in a broad range of companies, from large to small, but tends to emphasize attractive opportunities in mid-cap companies. While the Fund's diversified and high-quality investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                             1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -19.44%        10.89%        14.49%
--------------------------------------------------------------------------------
Class B                                      -19.59%        10.95%        14.46%
--------------------------------------------------------------------------------
Class C                                      -17.40%        10.86%        14.38%
--------------------------------------------------------------------------------
S&P Midcap
400 Index                                     17.50%        20.41%        19.86%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (3/4/91) and Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their actual inception dates were 12.62% and 12.48%, respectively. Index returns for the comparable periods (which date from month-end following applicable Class inception date) were 17.89% and 17.80%, respectively.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                        33.91
92                        14.70
93                        14.26
94                        -2.51
95                        34.84
96                        17.54
97                        36.01
98                        -2.72
99                        33.90
00                       -15.88

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 26.41%, 4th quarter, 1999; and
Worst Quarter was down -24.32%, 3rd quarter, 1998.

TOTAL RETURN FUNDS

The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.

Alliance Growth and Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established, "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                              1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                        8.80%        18.50%        16.23%
--------------------------------------------------------------------------------
Class B                                        8.79%        18.65%        16.12%
--------------------------------------------------------------------------------
Class C                                       11.77%        18.64%        15.97%
--------------------------------------------------------------------------------
Russell 1000
Value Index                                    7.01%        16.91%        17.37%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (2/8/91) and Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their actual inception dates were 15.03% and 16.75%, respectively. Index returns for the comparable periods (which date from month-end following applicable Class inception date) were 16.40% and 16.42%, respectively.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                          27.08
92                           4.52
93                           9.96
94                          -4.20
95                          37.86
96                          24.13
97                          28.86
98                          21.23
99                          10.78
00                          13.64

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 23.25%, 4th quarter, 1998; and
Worst Quarter was down -13.82%, 3rd quarter, 1998.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is high return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but the Fund will not purchase a security if, as a result, less than 25% of the Fund's total assets will be invested in fixed-income senior securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.

Among the principal risks of investing in the Fund are market risk, interest rate risk, allocation risk and credit risk. To the extent the Fund invests in foreign securities, your investment has foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                             1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                        7.70%        12.70%        11.86%
--------------------------------------------------------------------------------
Class B                                        7.63%        12.80%        11.73%
--------------------------------------------------------------------------------
Class C                                       10.67%        12.83%        11.58%
--------------------------------------------------------------------------------
S&P 500 Index                                 -9.10%        18.33%        17.44%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (2/4/91) and Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their actual inception dates were 11.20% and 11.44%, respectively. Index returns for the comparable periods (which date from month-end following applicable Class inception date) were 16.43% and 17.52%, respectively.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                        20.47
92                         6.81
93                         9.93
94                        -5.79
95                        26.64
96                         9.36
97                        27.13
98                        15.75
99                         4.90
00                        12.48

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.45%, 4th quarter, 1998; and
Worst Quarter was down -6.41%, 3rd quarter, 1998.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 35% of its total assets in high-quality, U.S. Dollar or foreign currency denominated, fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At December 31, 2000, the Fund had approximately 37% of its assets invested in securities of United Kingdom issuers.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                              1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -12.66%        14.16%        12.78%
--------------------------------------------------------------------------------
Class B                                      -12.77%        14.31%        12.81%
--------------------------------------------------------------------------------
Class C                                      -10.29%        14.32%        12.70%
--------------------------------------------------------------------------------
MSCI Europe
Index                                         -8.14%        15.75%        13.92%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (3/5/91) and Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their actual inception dates were 12.00% and 14.67%, respectively. Index returns for the comparable periods were 13.73% and 15.93%, respectively.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                         3.30
92                        -0.53
93                        34.57
94                         4.64
95                        18.63
96                        20.58
97                        16.83
98                        24.99
99                        26.12
00                        -8.77

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 24.84%, 4th quarter, 1999; and
Worst Quarter was down -19.73%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies that are undergoing, or have undergone, privatization. The Fund also invests in securities of companies that will benefit from privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because the Fund invests in companies that are undergoing, or have undergone, privatization, it has industry/sector risk. These companies could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                              1 Year       5 Years     Inception
--------------------------------------------------------------------------------
Class A                                      -28.50%        11.16%         9.13%
--------------------------------------------------------------------------------
Class B                                      -28.49%        11.33%         9.07%
--------------------------------------------------------------------------------
Class C                                      -26.56%        11.31%         9.07%
--------------------------------------------------------------------------------
MSCI World Index
(minus the U.S.)                             -13.16%         7.84%         7.73%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception date of Class A and Class B shares is 6/2/94. Since inception index returns are from month-end of applicable class inception date.

Performance information for periods prior to the inception of Class C shares (2/8/95) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares. The average annual total return for Class C since its actual inception date was 11.05%. Index return for the comparable period was 9.50%.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                          n/a
92                          n/a
93                          n/a
94                          n/a
95                         4.91
96                        23.14
97                        13.18
98                         8.92
99                        56.33
00                       -25.33

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 34.15%, 4th quarter, 1999; and
Worst Quarter was down -17.44%, 3rd quarter, 1998.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 50 companies, with the 30 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of securities than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Class A                                                    -28.50%         1.93%
--------------------------------------------------------------------------------
Class B                                                    -28.87%         2.08%
--------------------------------------------------------------------------------
Class C                                                    -26.59%         2.75%
--------------------------------------------------------------------------------
MSCI EAFE Index                                            -13.96%         5.15%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 3/3/98 for Class A, Class B and Class C shares. Since inception index returns are from 3/31/98.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, the annual return would be less than that shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                            n/a
92                            n/a
93                            n/a
94                            n/a
95                            n/a
96                            n/a
97                            n/a
98                            n/a
99                          47.21
00                         -25.35

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 30.43%, 4th quarter, 1999; and
Worst Quarter was down -11.78%, 3rd quarter, 2000.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market (or less than approximately $1.5 billion). Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries, including the U.S.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                             1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -21.59%         8.97%        10.31%
--------------------------------------------------------------------------------
Class B                                      -21.45%         9.13%        10.19%
--------------------------------------------------------------------------------
Class C                                      -19.38%         9.13%        10.00%
--------------------------------------------------------------------------------
MSCI World
Index                                        -12.92%        12.53%        12.43%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares. The average annual total return for Class C shares since its actual inception date was 10.39%. Index return for the comparable period was 12.51%.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                       25.29
92                       -4.89
93                       20.04
94                       -4.55
95                       27.18
96                       19.37
97                        8.08
98                        3.56
99                       46.65
00                      -18.09


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 31.92%, 4th quarter, 1999; and
Worst Quarter was down -23.07%, 3rd quarter, 1998.

Alliance International Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is total return from long-term growth of capital and income primarily through investment in a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. The Fund diversifies its investments broadly among countries and normally invests in companies in at least three foreign countries, although it may invest a substantial portion of its assets in companies in one or more foreign countries.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                             1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -23.01%         4.31%         6.39%
--------------------------------------------------------------------------------
Class B                                      -22.84%         4.39%         6.14%
--------------------------------------------------------------------------------
Class C                                      -20.98%         4.37%         5.95%
--------------------------------------------------------------------------------
MSCI EAFE
Index                                        -13.96%         7.43%         8.56%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class C shares (5/3/93) is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares. The average annual total return for Class C shares since its actual inception date was 5.81%. Index return for the comparable period was 8.29%.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                            7.72
92                           -5.86
93                           27.51
94                            5.68
95                           10.10
96                            7.20
97                            1.41
98                            9.64
99                           34.62
00                          -19.59

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 25.84%, 4th quarter, 1999; and
Worst Quarter was down -17.90%, 3rd quarter, 1998.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of December 31, 2000, the Fund had approximately 70% of its assets invested in securities of Hong Kong companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Class A                                                    -27.54%        -3.96%
--------------------------------------------------------------------------------
Class B                                                    -27.96%        -3.76%
--------------------------------------------------------------------------------
Class C                                                    -25.67%        -3.51%
--------------------------------------------------------------------------------
MSCI China Free Index                                      -32.19%       -32.50%
--------------------------------------------------------------------------------
MSCI Hong Kong Index                                       -14.74%        -1.88%
--------------------------------------------------------------------------------
MSCI Taiwan Index                                          -44.90%       -17.39%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 9/3/97 for Class A, Class B, and Class C shares. Since inception index returns are from 9/30/97.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                            n/a
92                            n/a
93                            n/a
94                            n/a
95                            n/a
96                            n/a
97                            n/a
98                          -8.02
99                          82.87
00                         -24.33

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 49.31%, 4th quarter, 1999; and
Worst Quarter was down -26.95%, 2nd quarter, 1998.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. At December 31, 2000, the Fund had approximately 49% of its total assets invested in securities of Japanese companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, the Fund's investments in debt securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                              1 Year       5 Years     Inception
--------------------------------------------------------------------------------
Class A                                      -42.92%        -5.76%        -3.20%
--------------------------------------------------------------------------------
Class B                                      -42.99%        -5.66%        -3.22%
--------------------------------------------------------------------------------
Class C                                      -41.42%        -5.62%        -3.18%
--------------------------------------------------------------------------------
MSCI All Country
Asia Pacific
Index                                        -28.15%        -4.57%        -3.62%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 11/28/94 for Class A, Class B, and Class C shares. Since inception index returns are from 11/30/94.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar chart in the printed material.]

Calendar
Year End

91                             n/a
92                             n/a
93                             n/a
94                             n/a
95                           10.21
96                            4.58
97                          -35.10
98                          -12.34
99                          118.99
00                          -40.40

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 38.96%, 4th quarter, 1999; and
Worst Quarter was down -22.26%, 4th quarter, 2000.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the Alliance Stock Funds are subject to market risk.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Health Care Fund, Alliance Technology Fund and Alliance Worldwide Privatization Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Alliance Growth Fund and The Alliance Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. Alliance Health Care Fund, Alliance Quasar Fund and Alliance Global Small Cap Fund are particularly subject to this risk.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by the higher interest rate income. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund and Alliance Balanced Shares. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").

CREDIT RISK

This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest more of their assets in lower-rated securities.

FOREIGN RISK

This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

COUNTRY OR GEOGRAPHIC RISK

This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance

International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

MANAGEMENT RISK

Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK

Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

------------------------------------------------------------------------------------------------------------------------------------
                                        Industry/ Capital-  Interest                 Country or                     Focused   Alloc-
                                 Market  Sector   ization     Rate   Credit  Foreign Geographic  Currency  Manage-  Portfolio  ation
Fund                              Risk    Risk     Risk       Risk    Risk    Risk      Risk       Risk   ment Risk   Risk     Risk
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Fund        o                                                                       o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Health Care Fund           o       o        o                        o                    o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Fund                o                o        o        o      o                    o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Fund            o       o                                 o                    o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Fund                o                o                                                      o
------------------------------------------------------------------------------------------------------------------------------------
The Alliance Fund                   o                o                                                      o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and
Income Fund                         o                         o        o                                    o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced Shares            o                         o        o                                    o                 o
------------------------------------------------------------------------------------------------------------------------------------
Alliance New Europe Fund            o                                         o       o            o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund                  o       o                                 o       o            o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International
Premier Growth Fund                 o                                         o                    o        o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global Small Cap
Fund                                o                o                        o                    o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International Fund         o                                         o       o            o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Greater China '97
Fund                                o                                         o       o            o        o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance All-Asia Investment
Fund                                o                                         o       o            o        o
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                  Class A Shares  Class B Shares  Class C Shares
                                  --------------  --------------  --------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   4.25%           None            None

Maximum Deferred Sales
Charge (Load)                     None            4.0%*           1.0%**
(as a percentage of original
purchase price or redemption
proceeds, whichever is lower)

Exchange Fee                      None            None            None

* Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the 4th year.

**    For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                           Operating Expenses                                                     Examples
----------------------------------------------------------  ------------------------------------------------------------------------
Alliance Premier
Growth Fund                   Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees               .91%       .91%       .91%  After 1 year       $   562   $   616     $   216     $   316   $   216
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years      $   852   $   867     $   667     $   667   $   667
  Other expenses                .20%       .22%       .22%  After 5 years      $ 1,163   $ 1,144     $ 1,144     $ 1,144   $ 1,144
                              -----      -----      -----
  Total fund                                                After 10 years     $ 2,044   $ 2,279(c)  $ 2,279(c)  $ 2,462   $ 2,462
     operating expenses        1.41%      2.13%      2.13%
                              =====      =====      =====

Alliance Health Care Fund     Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees               .95%       .95%       .95%  After 1 year       $   616   $   670     $   270     $   370   $   270
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years(d)   $ 1,014   $ 1,029     $   829     $   829   $   829
  Other expenses                .71%       .72%       .72%  After 5 years(d)   $ 1,437   $ 1,415     $ 1,415     $ 1,415   $ 1,415
                              -----      -----      -----
  Total fund                                                After 10 years(d)  $ 2,613   $ 2,831(c)  $ 2,831(c)  $ 3,003   $ 3,003
     operating expenses(a)     1.96%      2.67%      2.67%
                              =====      =====      =====

Alliance Growth Fund          Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees               .67%       .67%       .67%  After 1 year       $   536   $   589     $   189     $   288   $   188
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years      $   772   $   785     $   585     $   582   $   582
  Other expenses                .17%       .19%       .18%  After 5 years      $ 1,026   $ 1,006     $ 1,006     $ 1,001   $ 1,001
                              -----      -----      -----
  Total fund                                                After 10 years     $ 1,752   $ 1,992(c)  $ 1,992(c)  $ 2,169   $ 2,169
     operating expenses        1.14%      1.86%      1.85%
                              =====      =====      =====

Alliance Technology Fund      Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.00%      1.00%      1.00%  After 1 year       $   571   $   623     $   223     $   324   $   224
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years      $   879   $   888     $   688     $   691   $   691
  Other expenses                .20%       .20%       .21%  After 5 years      $ 1,209   $ 1,180     $ 1,180     $ 1,185   $ 1,185
                              -----      -----      -----
  Total fund                                                After 10 years     $ 2,139   $ 2,357(c)  $ 2,357(c)  $ 2,544   $ 2,544
     operating expenses        1.50%      2.20%      2.21%
                              =====      =====      =====

--------------------------------------------------------------------------------
Please refer to the footnotes on page 23.

                           Operating Expenses                                                     Examples
----------------------------------------------------------  ------------------------------------------------------------------------
Alliance Quasar Fund          Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.01%      1.01%      1.01%  After 1 year       $   589   $   647     $   247     $   346    $   246
  Distribution (12b-1) fees     .27%      1.00%      1.00%  After 3 years      $   932   $   961     $   761     $   758    $   758
  Other expenses                .40%       .43%       .42%  After 5 years      $ 1,299   $ 1,301     $ 1,301     $ 1,296    $ 1,296
                              -----      -----      -----
  Total fund                                                After 10 years     $ 2,328   $ 2,589(c)  $ 2,589(c)  $ 2,766    $ 2,766
     operating expenses        1.68%      2.44%      2.43%
                              =====      =====      =====

The Alliance Fund             Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees               .67%       .67%       .67%  After 1 year       $   527   $   590     $   190     $   289    $   189
  Distribution (12b-1) fees     .21%      1.00%      1.00%  After 3 years      $   742   $   788     $   588     $   585    $   585
  Other expenses                .16%       .20%       .19%  After 5 years      $   975   $ 1,011     $ 1,011     $ 1,006    $ 1,006
                              -----      -----      -----
  Total fund                                                After 10 years     $ 1,642   $ 1,974(c)  $ 1,974(c)  $ 2,180    $ 2,180
     operating expenses        1.04%      1.87%      1.86%
                              =====      =====      =====

Alliance Growth and
Income Fund (e)               Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees               .62%       .62%       .62%  After 1 year       $   529   $   586     $   186     $   285    $   185
  Distribution (12b-1) fees     .26%      1.00%      1.00%  After 3 years      $   751   $   776     $   576     $   573    $   573
  Other expenses                .19%       .21%       .20%  After 5 years      $   990   $   990     $   990     $   985    $   985
                              -----      -----      -----
  Total fund                                                After 10 years     $ 1,675   $ 1,949(c)  $ 1,949(c)  $ 2,137    $ 2,137
     operating expenses        1.07%      1.83%      1.82%
                              =====      =====      =====

Alliance Balanced Shares      Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees               .56%       .56%       .56%  After 1 year       $   534   $   589     $   189     $   289    $   189
  Distribution (12b-1) fees     .26%      1.00%      1.00%  After 3 years      $   766   $   785     $   585     $   585    $   585
  Other expenses                .30%       .30%       .30%  After 5 years      $ 1,016   $ 1,006     $ 1,006     $ 1,006    $ 1,006
                              -----      -----      -----
  Total fund                                                After 10 years     $ 1,730   $ 1,986(c)  $ 1,986(c)  $ 2,180    $ 2,180
     operating expenses        1.12%      1.86%      1.86%
                              =====      =====      =====

Alliance New Europe Fund      Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees               .92%       .92%       .92%  After 1 year       $   586   $   641     $   241     $   339    $   239
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years      $   923   $   942     $   742     $   736    $   736
  Other expenses                .43%       .46%       .44%  After 5 years      $ 1,284   $ 1,270     $ 1,270     $ 1,260    $ 1,260
                              -----      -----      -----
  Total fund                                                After 10 years     $ 2,296   $ 2,535(c)  $ 2,535(c)  $ 2,696    $ 2,696
     operating expenses        1.65%      2.38%      2.36%
                              =====      =====      =====

Alliance Worldwide
Privatization Fund            Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.00%      1.00%      1.00%  After 1 year       $   594   $   650     $   250     $   347    $   247
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years      $   950   $   970     $   770     $   761    $   761
  Other expenses                .44%       .47%       .44%  After 5 years      $ 1,329   $ 1,316     $ 1,316     $ 1,301    $ 1,301
                              -----      -----      -----
  Total fund                                                After 10 years     $ 2,389   $ 2,626(c)  $ 2,626(c)  $ 2,776    $ 2,776
     operating expenses        1.74%      2.47%      2.44%
                              =====      =====      =====

Alliance International
Premier Growth Fund           Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.00%      1.00%      1.00%  After 1 year       $   615   $   670     $   270     $   369    $   269
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years      $ 1,011   $ 1,029     $   829     $   826    $   826
  Other expenses                .65%       .67%       .66%  After 5 years      $ 1,432   $ 1,415     $ 1,415     $ 1,410    $ 1,410
                              -----      -----      -----
  Total fund                                                After 10 years     $ 2,603   $ 2,829(c)  $ 2,829(c)  $ 2,993    $ 2,993
     operating expenses        1.95%      2.67%      2.66%
                              =====      =====      =====

Alliance Global
Small Cap Fund                Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.00%      1.00%      1.00%  After 1 year       $   621   $   679     $   279     $   378    $   278
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years      $ 1,032   $ 1,056     $   856     $   853    $   853
  Other expenses                .72%       .76%       .75%  After 5 years      $ 1,467   $ 1,459     $ 1,459     $ 1,454    $ 1,454
                              -----      -----      -----
  Total fund                                                After 10 years     $ 2,673   $ 2,913(c)  $ 2,913(c)  $ 3,080    $ 3,080
     operating expenses        2.02%      2.76%      2.75%
                              =====      =====      =====

--------------------------------------------------------------------------------
Please refer to the footnotes on page 23.

                           Operating Expenses                                                     Examples
----------------------------------------------------------  ------------------------------------------------------------------------
Alliance International
  Fund                        Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.03%      1.03%      1.03%  After 1 year        $  601    $  663      $  263      $  360    $  260
  Distribution (12b-1) fees     .26%      1.00%      1.00%  After 3 years (d)   $  998    $1,037      $  837      $  826    $  826
  Interest Expense              .01%         0%         0%  After 5 years (d)   $1,420    $1,437      $1,437      $1,418    $1,418
  Other expenses                .65%       .71%       .67%  After 10 years (d)  $2,592    $2,871(c)   $2,871(c)   $3,022    $3,022
                              -----      -----      -----
  Total fund
     operating expenses        1.95%      2.74%      2.70%
                              -----      -----      -----
  Waiver and/or expense
     reimbursement (b)         (.14)%    (.14)%     (.13)%
                              =====      =====      =====
  Net expenses                 1.81%      2.60%      2.57%
                              =====      =====      =====

Alliance Greater
China '97 Fund                Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.00%      1.00%      1.00%  After 1 year        $  669    $  725      $  325      $  425    $  325
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years (d)   $2,521    $2,584      $2,384      $2,262    $2,262
  Other expenses               8.62%      8.72%      8.01%  After 5 years (d)   $4,196    $4,214      $4,214      $4,009    $4,009
                              -----      -----      -----
  Total fund
     operating expenses        9.92%     10.72%     10.01%  After 10 years (d)  $7,712    $7,858(c)   $7,858(c)   $7,668    $7,668
                              =====      =====      =====
  Waiver and/or expense
     reimbursement (b)        (7.40)%    (7.50)%    (6.79)%
                              =====      =====      =====
  Net expenses                 2.52%      3.22%      3.22%
                              =====      =====      =====

Alliance All-Asia
Investment Fund               Class A    Class B   Class C                     Class A   Class B+   Class B++   Class C+  Class C++
                              -------    -------   -------                     -------   --------   ---------   --------  ---------
  Management fees              1.00%      1.00%      1.00%  After 1 year        $ 653     $ 721       $  321      $  421    $  321
  Distribution (12b-1) fees     .30%      1.00%      1.00%  After 3 years       $1,127    $1,180      $  980      $  980    $  980
  Other expenses                                            After 5 years       $1,627    $1,664      $1,664      $1,664    $1,664
     Administration fees        .15%       .15%       .15%  After 10 years      $2,997    $3,294(c)   $3,294(c)   $3,485    $3,485
     Other operating expenses   .90%      1.03%      1.03%
                              -----      -----      -----
  Total other expenses         1.05%      1.18%      1.18%
                              -----      -----      -----
  Total fund operating
     expenses                  2.35%      3.18%      3.18%
                              =====      =====      =====

--------------------------------------------------------------------------------
+     Assumes redemption at end of period.

++    Assumes no redemption at end of period.

(a) Expenses stated do not reflect voluntary fee waivers. Net of these fee waivers, other expenses were .67%, .69% and .68% and total fund operating expenses were 1.92%, 2.64% and 2.63% for the Fund's Class A, B and C shares, respectively.

(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.

(c)   Assumes Class B shares convert to Class A shares after eight years.

(d) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.

(e) Reflects the increase in the advisory fee effective as of December 7, 2000.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES OR COUNTRIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

European company is a company (i) organized under the laws of a European country that issues equity or debt securities that are traded principally on a European stock exchange, or (ii) a company that derives 50% or more of its total revenues or profits from businesses in Europe.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of non-U.S. company above, are considered to be issued by a U.S. company.

RATING AGENCIES, RATED SECURITIES AND INDEXES

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o     invest up to 5% of its net assets in rights or warrants; and

o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Health Care Fund

Alliance Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 65%, and normally substantially all, of its total assets in securities issued by companies principally engaged in Health Care Industries.

The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

While the Fund anticipates that a substantial portion of its portfolio will be invested in the securities of U.S. companies, the Fund is not limited to investing in such securities. Many companies in the forefront of world medical technology are located outside the United States, primarily in Japan and Europe. Accordingly, the Fund may invest up to 40% of its total assets in foreign securities, including up to 25% in issuers located in any one foreign country. However, no more than 5% of the Fund's total net assets may be invested in securities of issuers located in emerging market countries.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provides for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;

o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and other pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care

Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care
Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o     enter into forward commitments for the purchase or sale of securities;

o make secured loans of portfolio securities of up to 20% of its total assets; and

o     enter into repurchase agreements.

Alliance Growth Fund

Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities although not generally in excess of 20% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on futures contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets.

Alliance Technology Fund

Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Fund normally will have at least 80% of its assets invested in the securities of these companies. The Fund normally will have substantially all its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities and up to 25% of its total assets in foreign securities.

The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund

Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets; and

o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

The Alliance Fund

The Alliance Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets; and

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.

While the diversification and generally high quality of the Fund's investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective.

TOTAL RETURN FUNDS

The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.

Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.

The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purposes; and

o make secured loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

Alliance Balanced Shares

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed income senior securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.

The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of the value of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes;

o subject to market conditions, write covered call options listed on a domestic exchange to realize income; and

o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund

Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund intends to invest substantially all of its assets in the equity securities of European companies and has a fundamental policy of normally investing at least 65% of its total assets in these securities. The Fund may invest up to 35% of its total assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

The Fund expects that it will invest primarily in the more established and liquid markets in Europe. However, the Fund may also invest in the lesser-developed markets in Europe including those countries in Southern and Eastern Europe, as well as the former communist countries in the Soviet Union. The Fund does not expect to invest more than 20% of its total assets in these developing markets under normal circumstances or more than 10% of its total assets in issuers based in any one of these developing countries.

In managing the Fund, Alliance utilizes a disciplined approach to invest on a bottom-up basis in those companies exhibiting the best available combination of sustainable fundamental growth at a reasonable price. Alliance's approach emphasizes proprietary qualitative and quantitative inputs provided by its in-house analysts. Internal analysis focuses primarily on large to upper-medium capitalization stocks (those with a market value of $3 billion and above). Country and industry exposures are by-products of the stock selection process. Alliance does not actively manage currency exposures for this Fund but may hedge underlying exposures back to U.S. Dollars when conditions are perceived to be extreme.

Stock selection focuses on companies in growth industries that exhibit above-average growth based on a competitive or sustainable advantage based on brand, technology, or market share. A stock is typically sold when its relative fundamentals are no longer as attractive as other investment opportunities available to the Fund. This may be a function of the stock having achieved its fair market value, deterioration in fundamentals relative to Alliance's expectations, or because the management team loses confidence in company management.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund's investment policies do not require that the Fund concentrate its investments in any single country. However, these policies also do not prevent the Fund from concentrating its investments in a single country and in recent years the Fund has invested more than 25% of its total assets in the United Kingdom. The Fund may invest without limit in any single European country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";

o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     enter into forward commitments;

o     enter into standby commitment agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in foreign countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.

Alliance Worldwide Privatization Fund

Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below), although normally significantly more of its assets will be invested in such securities. The balance of its investments will include securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may maintain no more than 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund

Alliance International Premier Growth Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 30 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects that the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.

Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the Alliance Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 30 of the most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o     invest up to 20% of its total assets in convertible securities;

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;

o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund

Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalizations. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies, or market capitalizations of up to about $1.5 billion. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 65% of its assets in equity securities of these smaller capitalization companies. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.

The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o  make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation. Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.

The Fund's investments in international companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.

Alliance International Fund

Alliance International Fund seeks a total return on its assets from long-term growth of capital and from income primarily through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. Normally, the Fund will invest more than 80% of its assets in these types of companies.

The Fund expects to invest primarily in common stocks of established international companies that Alliance believes have potential for capital appreciation or income or both, but the Fund is not required to invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of investment grade security, including convertible securities, as well as in warrants, or obligations of the U.S. or foreign governments and their political subdivisions.

The Fund intends to diversify its investments broadly among countries and normally invests in at least three foreign countries, although it may invest a substantial portion of its assets in one or more of these countries. The Fund may invest in companies, wherever organized, that Alliance judges have their principal activities and interests outside the U.S. These companies may be located in developing countries, which involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Fund currently does not intend to invest more than 10% of its total assets in companies in, or governments of, developing countries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o write covered call or put options, sell and purchase U.S. or foreign exchange-listed put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and stock index futures, and purchase and write put and call options on futures contracts traded on U.S. or foreign exchanges or over-the-counter;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     make loans of portfolio securities of up to 30% of its total assets; and

o enter into repurchase agreements of up to seven days' duration for up to 10% of the Fund's total assets.

Investments in foreign countries may have more risk because they tend to be more volatile than the U.S. stock market. To the extent that the Fund invests a substantial amount of its assets in a particular foreign country, an investment in the Fund has the risk that market changes or other events affecting that country may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Greater China '97 Fund

Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment of at least 80% of its total assets in equity securities issued by Greater China companies. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.

Alliance believes that over the long term conditions are favorable for expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging Greater China companies. Appendix A has additional information about the Greater China countries.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will normally sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.

The Fund's investments in Greater China companies will be significantly more volatile and may differ significantly from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance All-Asia Investment Fund

Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest at least 80% of its total assets in Asian companies and Asian debt securities, but also may invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.

In the past decade, Asian countries generally have experienced a high level of real economic growth due to political and economic changes, including foreign investment and reduced government intervention in the economy. Alliance believes that certain conditions exist in Asian countries that create the potential for continued rapid economic growth. These conditions include favorable demographics and competitive wage rates, increasing levels of foreign direct investment, rising per capita incomes and consumer demand, a high savings rate, and numerous privatization programs. Asian countries also are becoming more industrialized and are increasing their intra-Asian exports while reducing their dependence on Western export demand. Alliance believes that these conditions are important to the long-term economic growth of Asian countries.

As the economies of many Asian countries move through the "emerging market" stage, thus increasing the supply of goods, services and capital available to less developed Asian markets and helping to spur economic growth in those markets, the potential is created for many Asian companies to experience rapid growth. In addition, many Asian companies that have securities listed on exchanges in more developed Asian countries will be participants in the rapid economic growth of the less-developed countries. These companies generally offer the advantages of more experienced management and more developed market regulation.

As their economies have grown, the securities markets in Asian countries have also expanded. New exchanges have been created and the number of listed companies, annual trading volume, and overall market capitalization have increased significantly. Additionally, new markets continue to open to foreign investments. The Fund also offers investors the opportunity to access relatively restricted markets. Alliance believes that investment opportunities in Asian countries will continue to expand.

The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.

The Fund will invest primarily in investment grade debt securities, but may maintain not more than 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Health Care Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund or Alliance All-Asia Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance International Fund will not enter into a forward contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's, Alliance Global Small Cap Fund's and Alliance International Fund's investments in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except that the limit is 10% for Alliance Health Care Fund, Alliance International Fund, Alliance Technology Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for The Alliance Fund and Alliance Growth Fund. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they may be less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).

Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund may purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund, Alliance Growth and Income Fund, Alliance Quasar Fund and Alliance Balanced Shares may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund, Alliance Growth and Income Fund, Alliance Quasar Fund and Alliance Balanced Shares may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales. The other Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance New Europe Fund and 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund of the Fund's assets at the time of making the commitment.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, and a substantial portion of the assets of Alliance Global Small Cap Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Alliance International Fund, Alliance New Europe Fund, Alliance Greater China '97 Fund and Alliance All-Asia

Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, and/or Greater China issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.

Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund and Alliance Greater China '97 Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

Extreme Governmental Action; Less Protective Laws. In contrast to investing in the U.S., foreign investment may involve in certain situations greater risk of nationalization, expropriation, confiscatory taxation, currency blockage or other extreme governmental action which could adversely impact a Fund's investments. In the event of certain such actions, a Fund could lose its entire investment in the country involved. In addition, laws in various foreign countries, including in certain respects each of the Greater China countries, governing, among other subjects, business organization and practices, securities and securities trading, bankruptcy and insolvency may provide less protection to investors such as the Fund than provided under United States laws.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund, and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 2000 totaling more than $454 billion (of which more than $175 billion represented assets of investment companies). As of December 31, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by Alliance, comprising 135 separate investment portfolios, currently have more than 6.5 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:

                                    Fee as a percentage of              Fiscal
Fund                               average daily net assets*         Year Ending
----                               -------------------------         -----------
Alliance Premier Growth
   Fund                                       .91%                     11/30/00
Alliance Health Care Fund                     .95                       6/30/00
Alliance Growth Fund                          .67                      10/31/00
Alliance Technology Fund                     1.00                      11/30/00
Alliance Quasar Fund                         1.01                       9/30/00
The Alliance Fund                             .67                      11/30/00
Alliance Growth and Income
   Fund                                       .62**                    10/31/00
Alliance Balanced Shares
   Fund                                       .56                       7/31/00
Alliance New Europe Fund                      .92                       7/31/00
Alliance Worldwide
   Privatization Fund                        1.00                       6/30/00
Alliance International
   Premier Growth Fund                       1.00                      11/30/00
Alliance Global Small
   Cap Fund                                  1.00                       7/31/00
Alliance International Fund                   .87                       6/30/00
Alliance Greater China
   '97 Fund                                   .00                       7/31/00
Alliance All-Asia Investment
   Fund                                      1.00                      10/31/00

--------------------------------------------------------------------------------

* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

**    Reflects the increase in the advisory fee effective December 7, 2000.

In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.

Portfolio Managers

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                           Principal Occupation
                                                           During the Past
Fund                    Employee; Year; Title              Five (5) Years
--------------------------------------------------------------------------------
Alliance Premier        Alfred Harrison; since             *
Growth Fund             inception--Vice Chairman
                        of Alliance Capital
                        Management Corporation
                        (ACMC)**

Alliance Health Care    Norman Fidel; since inception      *
Fund                    --Senior Vice President
                        of ACMC

Alliance Growth         Jane Mack Gould; since 2000        *
Fund                    --Senior Vice President
                        of ACMC

                        Alan Levi; since 2000--            *
                        Senior Vice President of ACMC

Alliance Technology     Peter Anastos; since 1992          *
Fund                    --Senior Vice President
                        of ACMC

                        Gerald T. Malone; since 1992       *
                        --Senior Vice President
                        of ACMC

Alliance Quasar         Bruce Aronow; since 1999           Associated with
Fund                    --Senior Vice President            Alliance since 1999;
                        of ACMC                            prior thereto,
                                                           Vice President at
                                                           Invesco since 1998,
                                                           prior thereto,
                                                           Vice President at
                                                           LGT Asset Management
                                                           since 1996.

The Alliance Fund       Michael J. Keohane; since          Associated with
                        2000--Senior Vice President        Alliance since 1998;
                        of ACMC                            prior thereto, Vice
                                                           President and equity
                                                           research analyst at
                                                           J.P. Morgan
                                                           Investment
                                                           Management since
                                                           prior to 1996.

                        Tara Yeager; since 2000--          *
                        Vice President of ACMC

Alliance Growth and     Paul Rissman; since 1994           *
Income Fund             --(see above)

Alliance Balanced       Paul Rissman; since 1997           *
Shares                  --(see above)

Alliance New            Steven Beinhacker; since 1997      *
Europe Fund             --Senior Vice President
                        of ACMC

Alliance Worldwide      Mark H. Breedon; since             *
Privatization Fund      inception--Vice President
                        of ACMC and Director and
                        Senior Vice President of
                        Alliance Capital Limited***

Alliance International  Alfred Harrison; since 1998        *
Premier Growth          --(see above)
Fund
                        Thomas Kamp; since 1998            *
                        --Senior Vice President
                        of ACMC

Alliance Global         Bruce Aronow; since 1999           (see above)
Small Cap Fund          --(see above)

                        Mark H. Breedon; since 1998        *
                        --(see above)

Alliance                Edward Baker III;                  *
International Fund      since 2000
                        -- Senior Vice President
                        of ACMC

Alliance Greater        Matthew W.S. Lee; since 1997       Associated with
China '97 Fund          --Vice President of ACMC           Alliance since 1997;
                                                           prior thereto,
                                                           associated with
                                                           National Mutual Funds
                                                           Management (Asia) and
                                                           James Capel and Co.

Alliance All-Asia       Hiroshi Motoki; since 1998         *
Investment Fund         --Senior Vice President
                        of ACMC and director of
                        Japanese/Asian Equity
                        research

                        Manish Singhai; since 2000         Associated with
                        --Vice President of ACMC           Alliance since 1998;
                                                           prior thereto,
                                                           associated with
                                                           Caspian Securities
                                                           Ltd. as head of Asian
                                                           technology research

--------------------------------------------------------------------------------

    * Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.
   ** The sole general partner of Alliance.
  *** An indirect wholly-owned subsidiary of Alliance.

Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance. As of December 31, 2000, the assets in the Historical Portfolios totaled approximately $12 billion and the average size of an institutional account in the Historical Portfolio was approximately $431 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to those accounts. The performance data is computed in accordance with standards formulated by the Association of Investment Management and Research and has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth

Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.

The Lipper Large Cap Growth Fund Index is prepared by Lipper, Inc. and represents a composite index of the investment performance for the 30 largest large capitalization growth mutual funds. The composite investment performance of the Lipper Large Cap Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.

The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

Schedule of Composite Investment Performance--Historical Portfolios*

                                                                               Lipper
                                                                 Russell      Large Cap
                     Premier     Historical       S&P 500         1000         Growth
                     Growth      Portfolios        Index      Growth Index   Fund Index
                      Fund     Total Return**  Total Return   Total Return  Total Return
Year ended
December:
2000*** ........    -23.28%       -18.19%         -9.10%          -22.42%     -19.68%
1999*** ........      23.51         29.67          21.03            33.16       34.82
1998*** ........      42.97         52.16          28.60            38.71       36.47
1997*** ........      27.05         34.64          33.36            30.49       27.59
1996*** ........      18.84         22.06          22.96            23.12       20.56
1995*** ........      40.66         39.83          37.58            37.19       34.92
1994 ...........      (9.78)        (4.82)          1.32             2.66       (0.82)
1993 ...........       5.35         10.54          10.08             2.90       10.66
1992 ...........         --         12.18           7.62             5.00        6.89
1991 ...........         --         38.91          30.47            41.16       37.34
1990 ...........         --         (1.57)         (3.10)           (0.26)      (1.82)
1989 ...........         --         38.80          31.69            35.92       32.30
1988 ...........         --         10.88          16.61            11.27       10.84
1987 ...........         --          8.49           5.25             5.31        3.33
1986 ...........         --         27.40          18.67            15.36       16.75
1985 ...........         --         37.41          31.73            32.85       32.85
1984 ...........         --         (3.31)          6.27             (.95)      (4.25)
1983 ...........         --         20.80          22.56            15.98       22.63
1982 ...........         --         28.02          21.55            20.46       28.91
1981 ...........         --         (1.09)         (4.92)          (11.31)      (0.06)
1980 ...........         --         50.73          32.50            39.57       47.73
1979 ...........         --         30.76          18.61            23.91       29.90
Cumulative total
return for
the period
January 1, 1979
to December 31,
2000 ...........         --       5001.33%       2787.47%         2455.02%    3209.45%

--------------------------------------------------------------------------------
    * Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge.

   ** Assumes imposition of the maximum advisory fee charged by Alliance for any Historical Portfolio for the period involved.

  *** During this period, the Historical Portfolios differed from Alliance
      Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 2000 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS

                                                                                   Lipper
                                                                   Russell        Large Cap
                        Premier     Historical      S&P 500         1000           Growth
                        Growth      Portfolios       Index      Growth Index     Fund Index
One year ...........   -23.28%        -18.19%        -9.10%        -22.42%        -19.68%
Three years ........    13.90          17.30          12.26         12.74          13.90
Five years .........    19.46          21.55          18.33         18.15          17.85
Ten years ..........    18.45*         19.79          17.44         17.33          17.32
Since January 1,
1979 ...............       --          19.57          16.52         15.87          17.24

--------------------------------------------------------------------------------
*   Since inception on 9/28/92

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Your purchase of Fund shares may be subject to an initial sales charge. Sales of Fund shares may be subject to a contingent deferred sales charge or CDSC. See Distribution Arrangements, for details.

HOW TO BUY SHARES

You may purchase a Fund's shares through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Funds' principal underwriter, Alliance Fund Distributors, Inc., or AFD.

Minimum investment amounts are:

          --Initial:                                $250
          --Subsequent:                             $ 50
          --Automatic Investment Program:           $ 25

If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application. Call 800-221-5672 to arrange a transfer from your bank account.

A Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

A Fund may refuse any order to purchase shares. In particular, the Funds reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

o     Selling Shares Through Your Broker

Your broker must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC. Your broker is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o     Selling Shares Directly to the Fund

By Mail:

-- Send a signed letter of instruction or stock power, along with certificates, to:

                     Alliance Global Investor Services, Inc.
                                  P.O. Box 1520
                            Secaucus, N.J. 07906-1520
                                  800-221-5672

-- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

-- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

-- A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

-- If you have selected electronic funds transfer in your Shareholder Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

-- Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

-- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the day following the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network. There is no sales or other charge on the reinvestment of Fund dividends and distributions.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

For federal income tax purposes, the Fund's dividend distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. See the Fund's SAI for a further explanation of these tax issues.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Funds offer three classes of shares.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV with an initial sales charge as follows:

                                   Initial Sales Charge

                                  As % of           As % of          Commission
                                Net Amount         Offering          to Dealer/
                                 Invested            Price            Agent as
                                                                        % of
                                                                      Offering
Amount Purchased                                                        Price
--------------------------------------------------------------------------------
Up to $100,000                     4.44%              4.25%             4.00%
$100,000 up to $250,000            3.36               3.25              3.00
$250,000 up to $500,000            2.30               2.25              2.00
$500,000 up to $1,000,000          1.78               1.75              1.50

You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% CDSC if you redeem your shares within 1 year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges under a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value Programs. Consult the Subscription Application and a Fund's SAI for additional information about these options.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

You can purchase Class B Shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 4 years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

                     Years Since Purchase                CDSC
                     First                               4.0%
                     Second                              3.0%
                     Third                               2.0%
                     Fourth                              1.0%
                     Fifth                               None

If you exchange your shares for the Class B shares of another Alliance Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

The Fund's Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another Alliance Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase Class C shares at NAV without an in itial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Alliance Mutual Fund, the 1% CDSC also will apply to those Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                          Rule 12b-1 Fee (As a Percentage of
                          Aggregate Average Daily Net Assets)
Class A                                     .30%*
Class B                                    1.00%
Class C                                    1.00%

--------------------------------------------------------------------------------

* The fee under the Rule 12b-1 Plan for the Class A shares of Alliance Growth Fund and Alliance Premier Growth Fund is .50% of the aggregate average daily net assets. The Directors of Alliance Growth Fund currently limit the payments to .30%. The Directors of Alliance Premier Growth Fund limit payments for Class A shares purchased after November 1993 to .30% of aggregate average daily net assets.

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Choosing a Class of Shares. The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you are making a smaller investment, you might consider purchasing Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

You should consult your financial agent to assist in choosing a class of Fund shares.

Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Fund may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bimonthly, or quarterly systematic withdrawal plan. See the Fund's SAI for further information about CDSC waivers.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the attached Subscription Application. You also may request a shareholder's manual explaining all available services by calling 800-227-4618.

Employee Benefit Plans. Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may establish requirements as to the purchase, sale or exchange of shares, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. Employee Benefit Plans also may not offer all classes of shares of the Funds. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Funds, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this Prospectus. In addition, the Class A, Class B, and Class C CDSC may be waived for investments made through Employee Benefit Plans.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent accountants for The Alliance Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance Health Care Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent auditors for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance International Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance Greater China '97 Fund, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.

                                                 Income from Investment Operations            Less Dividends and Distributions
                                         ---------------------------------------------   -------------------------------------------
                                                             Net Gains
                              Net Asset                    or Losses on                  Dividends    Distributions
                               Value,                       Securities      Total from    from Net     in Excess of    Distributions
                              Beginning  Net Investment   (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period       of Period   Income (Loss)   and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ---------  --------------   ---------------   ----------   ----------   --------------   -------------
Alliance Premier
Growth Fund
   Class A
   Year ended 11/30/00.......  $  35.82     $  (.26)(b)     $  (3.69)        $  (3.95)     $0.00          $0.00          $(2.36)
   Year ended 11/30/99.......     27.50        (.28)(b)         9.21             8.93       0.00           0.00            (.61)
   Year ended 11/30/98.......     22.00        (.15)(b)         7.11             6.96       0.00           0.00           (1.46)
   Year ended 11/30/97.......     17.98        (.10)(b)         5.20             5.10       0.00           0.00           (1.08)
   Year ended 11/30/96.......     16.09        (.04)(b)         3.20             3.16       0.00           0.00           (1.27)
   Class B
   Year ended 11/30/00.......  $  34.05     $  (.48)(b)     $  (3.45)        $  (3.93)     $0.00          $0.00          $(2.36)
   Year ended 11/30/99.......     26.33        (.48)(b)         8.81             8.33       0.00           0.00            (.61)
   Year ended 11/30/98.......     21.26        (.30)(b)         6.83             6.53       0.00           0.00           (1.46)
   Year ended 11/30/97.......     17.52        (.23)(b)         5.05             4.82       0.00           0.00           (1.08)
   Year ended 11/30/96.......     15.81        (.14)(b)         3.12             2.98       0.00           0.00           (1.27)
   Class C
   Year ended 11/30/00.......  $  34.09     $  (.48)(b)     $  (3.45)        $  (3.93)     $0.00          $0.00          $(2.36)
   Year ended 11/30/99.......     26.36        (.49)(b)         8.83             8.34       0.00           0.00            (.61)
   Year ended 11/30/98.......     21.29        (.31)(b)         6.84             6.53       0.00           0.00           (1.46)
   Year ended 11/30/97.......     17.54        (.24)(b)         5.07             4.83       0.00           0.00           (1.08)
   Year ended 11/30/96.......     15.82        (.14)(b)         3.13             2.99       0.00           0.00           (1.27)

Alliance Health Care Fund
   Class A
   8/27/99+ to 6/30/00.......   $ 10.00     $  (.06)(b)(c)  $   2.46         $   2.40      $0.00          $0.00          $ 0.00
   Class B
   8/27/99+ to 6/30/00.......   $ 10.00     $  (.13)(b)(c)  $   2.46         $   2.33      $0.00          $0.00          $ 0.00
   Class C
   8/27/99+ to 6/30/00.......   $ 10.00     $  (.12)(b)(c)  $   2.45         $   2.33      $0.00          $0.00          $ 0.00

Alliance Growth Fund
   Class A
   Year ended 10/31/00.......  $  56.32     $  (.17)(b)     $   3.71         $   3.54      $0.00          $0.00          $(7.44)
   Year ended 10/31/99.......     47.17        (.15)(b)        13.01            12.86       0.00           0.00           (3.71)
   Year ended 10/31/98.......     43.95        (.05)(b)         6.18             6.13       0.00           0.00           (2.91)
   Year ended 10/31/97.......     34.91        (.10)(b)        10.17            10.07       0.00           0.00           (1.03)
   Year ended 10/31/96.......     29.48         .05             6.20             6.25       (.19)          0.00            (.63)
   Class B
   Year ended 10/31/00.......  $  44.40     $  (.43)(b)     $   2.96         $   2.53      $0.00          $0.00          $(7.44)
   Year ended 10/31/99.......     38.15        (.42)(b)        10.38             9.96       0.00           0.00           (3.71)
   Year ended 10/31/98.......     36.31        (.31)(b)         5.06             4.75       0.00           0.00           (2.91)
   Year ended 10/31/97.......     29.21        (.31)(b)         8.44             8.13       0.00           0.00           (1.03)
   Year ended 10/31/96.......     24.78        (.12)            5.18             5.06       0.00           0.00            (.63)
   Class C
   Year ended 10/31/00.......  $  44.42     $  (.43)(b)     $   2.97         $   2.54      $0.00          $0.00          $(7.44)
   Year ended 10/31/99.......     38.17        (.42)(b)        10.38             9.96       0.00           0.00           (3.71)
   Year ended 10/31/98.......     36.33        (.31)(b)         5.06             4.75       0.00           0.00           (2.91)
   Year ended 10/31/97.......     29.22        (.31)(b)         8.45             8.14       0.00           0.00           (1.03)
   Year ended 10/31/96.......     24.79        (.12)            5.18             5.06       0.00           0.00            (.63)

Alliance Technology Fund
   Class A
   Year ended 11/30/00.......   $111.46     $ (1.35)(b)     $ (10.75)        $ (12.10)     $0.00          $0.00          $(4.04)
   Year ended 11/30/99.......     68.60        (.99)(b)        49.02            48.03       0.00           0.00           (5.17)
   Year ended 11/30/98.......     54.44        (.68)(b)        15.42            14.74       0.00           0.00            (.58)
   Year ended 11/30/97.......     51.15        (.51)(b)         4.22             3.71       0.00           0.00            (.42)
   Year ended 11/30/96.......     46.64        (.39)(b)         7.28             6.89       0.00           0.00           (2.38)
   Class B
   Year ended 11/30/00.......   $105.73     $ (2.17)(b)     $  (9.93)        $ (12.10)     $0.00          $0.00          $(4.04)
   Year ended 11/30/99.......     65.75       (1.54)(b)        46.69            45.15       0.00           0.00           (5.17)
   Year ended 11/30/98.......     52.58       (1.08)(b)        14.83            13.75       0.00           0.00            (.58)
   Year ended 11/30/97.......     49.76        (.88)(b)         4.12             3.24       0.00           0.00            (.42)
   Year ended 11/30/96.......     45.76        (.70)(b)         7.08             6.38       0.00           0.00           (2.38)
   Class C
   Year ended 11/30/00.......   $105.69     $ (2.19)(b)     $  (9.91)        $ (12.10)     $0.00          $0.00          $(4.04)
   Year ended 11/30/99.......     65.74       (1.57)(b)        46.69            45.12       0.00           0.00           (5.17)
   Year ended 11/30/98.......     52.57       (1.08)(b)        14.83            13.75       0.00           0.00            (.58)
   Year ended 11/30/97.......     49.76        (.88)(b)         4.11             3.23       0.00           0.00            (.42)
   Year ended 11/30/96.......     45.77        (.70)(b)         7.07             6.37       0.00           0.00           (2.38)

--------------------------------------------------------------------------------
Please refer to the footnotes on page 58 and 59.

                                 Less
                             Distributions                                                   Ratios/Supplemental Data
                             -------------                              ------------------------------------------------------------
                                 Total        Net Asset                                    Ratio of     Ratio of Net
                               Dividends       Value,                     Net Assets,      Expenses     Income (Loss)
                                  and          End of         Total      End of Period    to Average     to Average      Portfolio
  Fiscal Year or Period      Distributions     Period      Return (a)   (000's omitted)   Net Assets     Net Assets    Turnover Rate
  ---------------------      -------------    ---------    ----------   ---------------   -----------   -------------  -------------
Alliance Premier
Growth Fund
   Class A
   Year ended 11/30/00.......   $(2.36)        $ 29.51       (11.91)%     $4,816,701         1.44%           (.71)%        125%
   Year ended 11/30/99.......     (.61)          35.82        33.13        4,285,490         1.50            (.85)          75
   Year ended 11/30/98.......    (1.46)          27.50        33.94        1,418,262         1.59(f)         (.59)          82
   Year ended 11/30/97.......    (1.08)          22.00        30.46          373,099         1.57            (.52)          76
   Year ended 11/30/96.......    (1.27)          17.98        21.52          172,870         1.65            (.27)          95
   Class B
   Year ended 11/30/00.......   $(2.36)        $ 27.76       (12.51)%     $8,797,132         2.13%          (1.40)%        125%
   Year ended 11/30/99.......     (.61)          34.05        32.30        8,161,471         2.18           (1.53)          75
   Year ended 11/30/98.......    (1.46)          26.33        33.04        2,799,288         2.28(f)        (1.27)          82
   Year ended 11/30/97.......    (1.08)          21.26        29.62          858,449         2.25           (1.20)          76
   Year ended 11/30/96.......    (1.27)          17.52        20.70          404,137         2.32            (.94)          95
   Class C
   Year ended 11/30/00.......   $(2.36)        $ 27.80       (12.49)%     $3,361,307         2.13%          (1.40)%        125%
   Year ended 11/30/99.......     (.61)          34.09        32.31        2,965,440         2.18           (1.53)          75
   Year ended 11/30/98.......    (1.46)          26.36        32.99          862,193         2.28(f)        (1.30)          82
   Year ended 11/30/97.......    (1.08)          21.29        29.64          177,923         2.24           (1.22)          76
   Year ended 11/30/96.......    (1.27)          17.54        20.76           60,194         2.32            (.94)          95

Alliance Health Care Fund
   Class A
   8/27/99+ to 6/30/00.......   $ 0.00         $ 12.40        24.00%      $   55,412         1.92%*(d)       (.67)%*        26%
   Class B
   8/27/99+ to 6/30/00.......   $ 0.00         $ 12.33        23.30%      $  144,659         2.64%*(d)      (1.40)%*        26%
   Class C
   8/27/99+ to 6/30/00.......   $ 0.00         $ 12.33        23.30%      $   44,582         2.63%*(d)      (1.38)%*        26%

Alliance Growth Fund
   Class A
   Year ended 10/31/00.......   $(7.44)        $ 52.42         5.96%      $1,656,689         1.14%           (.30)%         58%
   Year ended 10/31/99.......    (3.71)          56.32        28.69        1,441,962         1.18            (.28)          62
   Year ended 10/31/98.......    (2.91)          47.17        14.56        1,008,093         1.22(f)         (.11)          61
   Year ended 10/31/97.......    (1.03)          43.95        29.54          783,110         1.26(f)         (.25)          48
   Year ended 10/31/96.......     (.82)          34.91        21.65          499,459         1.30             .15           46
   Class B
   Year ended 10/31/00.......   $(7.44)        $ 39.49         5.18%      $5,042,755         1.86%          (1.02)%         58%
   Year ended 10/31/99.......    (3.71)          44.40        27.79        5,265,153         1.90           (1.00)          62
   Year ended 10/31/98.......    (2.91)          38.15        13.78        4,230,756         1.94(f)         (.83)          61
   Year ended 10/31/97.......    (1.03)          36.31        28.64        3,578,806         1.96(f)         (.94)          48
   Year ended 10/31/96.......     (.63)          29.21        20.82        2,498,097         1.99            (.54)          46
   Class C
   Year ended 10/31/00.......   $(7.44)        $ 39.52         5.20%      $  959,043         1.85%          (1.02)%         58%
   Year ended 10/31/99.......    (3.71)          44.42        27.78          923,483         1.90           (1.00)          62
   Year ended 10/31/98.......    (2.91)          38.17        13.76          718,688         1.93(f)         (.83)          61
   Year ended 10/31/97.......    (1.03)          36.33        28.66          599,449         1.97(f)         (.95)          48
   Year ended 10/31/96.......     (.63)          29.22        20.81          403,478         2.00            (.55)          46

Alliance Technology Fund
   Class A
   Year ended 11/30/00.......   $(4.04)        $ 95.32       (11.48)%     $2,650,904         1.50%           (.98)%         46%
   Year ended 11/30/99.......    (5.17)         111.46        74.67        2,167,060         1.68(f)        (1.11)          54
   Year ended 11/30/98.......     (.58)          68.60        27.36          824,636         1.66(f)        (1.13)          67
   Year ended 11/30/97.......     (.42)          54.44         7.32          624,716         1.67(f)         (.97)          51
   Year ended 11/30/96.......    (2.38)          51.15        16.05          594,861         1.74            (.87)          30
   Class B
   Year ended 11/30/00.......   $(4.04)        $ 89.59       (12.12)%     $4,701,567         2.20%          (1.68)%         46%
   Year ended 11/30/99.......    (5.17)         105.73        73.44        3,922,584         2.39(f)        (1.83)          54
   Year ended 11/30/98.......     (.58)          65.75        26.44        1,490,578         2.39(f)        (1.86)          67
   Year ended 11/30/97.......     (.42)          52.58         6.57        1,053,436         2.38(f)        (1.70)          51
   Year ended 11/30/96.......    (2.38)          49.76        15.20          660,921         2.44           (1.61)          30
   Class C
   Year ended 11/30/00.......   $(4.04)        $ 89.55       (12.13)%     $1,252,765         2.21%          (1.69)%         46%
   Year ended 11/30/99.......    (5.17)         105.69        73.40          907,707         2.41(f)        (1.85)          54
   Year ended 11/30/98.......     (.58)          65.74        26.44          271,320         2.40(f)        (1.87)          67
   Year ended 11/30/97.......     (.42)          52.57         6.55          184,194         2.38(f)        (1.70)          51
   Year ended 11/30/96.......    (2.38)          49.76        15.17          108,488         2.44           (1.60)          30

--------------------------------------------------------------------------------

                                                 Income from Investment Operations            Less Dividends and Distributions
                                         ---------------------------------------------   -------------------------------------------
                                                             Net Gains
                              Net Asset                    or Losses on                  Dividends    Distributions
                               Value,                       Securities      Total from    from Net     in Excess of    Distributions
                              Beginning  Net Investment   (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period       of Period   Income (Loss)   and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ---------  --------------   ---------------   ----------   ----------   --------------   -------------
Alliance Quasar Fund
   Class A
   Year ended 9/30/00........    $23.84    $   (.38)(b)     $ 7.30        $ 6.92           $0.00          $0.00         $0.00
   Year ended 9/30/99........     22.27        (.22)(b)       2.80          2.58            0.00           0.00         (1.01)
   Year ended 9/30/98........     30.37        (.17)(b)      (6.70)        (6.87)           0.00           0.00         (1.23)
   Year ended 9/30/97........     27.92        (.24)(b)       6.80          6.56            0.00           0.00         (4.11)
   Year ended 9/30/96........     24.16        (.25)          8.82          8.57            0.00           0.00         (4.81)
   Class B
   Year ended 9/30/00........    $21.32    $   (.52)(b)     $ 6.50        $ 5.98           $0.00          $0.00         $0.00
   Year ended 9/30/99........     20.17        (.37)(b)       2.53          2.16            0.00           0.00         (1.01)
   Year ended 9/30/98........     27.83        (.36)(b)      (6.07)        (6.43)           0.00           0.00         (1.23)
   Year ended 9/30/97........     26.13        (.42)(b)       6.23          5.81            0.00           0.00         (4.11)
   Year ended 9/30/96........     23.03        (.20)          8.11          7.91            0.00           0.00         (4.81)
   Class C
   Year ended 9/30/00........    $21.34    $   (.52)(b)     $ 6.50        $ 5.98           $0.00          $0.00         $0.00
   Year ended 9/30/99........     20.18        (.36)(b)       2.53          2.17            0.00           0.00         (1.01)
   Year ended 9/30/98........     27.85        (.35)(b)      (6.09)        (6.44)           0.00           0.00         (1.23)
   Year ended 9/30/97........     26.14        (.42)(b)       6.24          5.82            0.00           0.00         (4.11)
   Year ended 9/30/96........     23.05        (.20)          8.10          7.90            0.00           0.00         (4.81)

The Alliance Fund
   Class A
   Year ended 11/30/00.......   $  7.55    $   (.04)(b)     $(1.04)       $(1.08)          $0.00          $0.00     $    (.64)
   Year ended 11/30/99.......      5.97        (.03)(b)       2.00          1.97            0.00           0.00          (.39)
   Year ended 11/30/98.......      8.70        (.02)(b)       (.54)         (.56)           0.00           0.00         (2.17)
   Year ended 11/30/97.......      7.71        (.02)(b)       2.09          2.07            (.02)          0.00         (1.06)
   Year ended 11/30/96.......      7.72         .02           1.06          1.08            (.02)          0.00         (1.07)
   Class B
   Year ended 11/30/00.......   $  6.87    $   (.09)(b)     $ (.93)       $(1.02)          $0.00          $0.00     $    (.64)
   Year ended 11/30/99.......      5.51        (.07)(b)       1.82          1.75            0.00           0.00          (.39)
   Year ended 11/30/98.......      8.25        (.07)(b)       (.50)         (.57)           0.00           0.00         (2.17)
   Year ended 11/30/97.......      7.40        (.08)(b)       1.99          1.91            0.00           0.00         (1.06)
   Year ended 11/30/96.......      7.49        (.01)           .99           .98            0.00           0.00         (1.07)
   Class C
   Year ended 11/30/00.......   $  6.86    $   (.09)(b)    $  (.93)       $(1.02)          $0.00          $0.00     $    (.64)
   Year ended 11/30/99.......      5.50        (.08)(b)       1.83          1.75            0.00           0.00          (.39)
   Year ended 11/30/98.......      8.26        (.07)(b)       (.52)         (.59)           0.00           0.00         (2.17)
   Year ended 11/30/97.......      7.41        (.08)(b)       1.99          1.91            0.00           0.00         (1.06)
   Year ended 11/30/96.......      7.50        (.02)          1.00           .98            0.00           0.00         (1.07)

Alliance Growth and
Income Fund
   Class A
   Year ended 10/31/00.......   $  3.70    $    .04(b)     $   .54       $   .58          $ (.04)         $0.00     $    (.17)
   Year ended 10/31/99.......      3.44         .03(b)         .62           .65            (.03)          (.01)         (.35)
   Year ended 10/31/98.......      3.48         .03(b)         .43           .46            (.04)          0.00          (.46)
   Year ended 10/31/97.......      3.00         .04(b)         .87           .91            (.05)          0.00          (.38)
   Year ended 10/31/96.......      2.71         .05            .50           .55            (.05)          0.00          (.21)
   Class B
   Year ended 10/31/00.......   $  3.66    $    .01(b)     $   .54       $   .55          $ (.02)         $0.00     $    (.17)
   Year ended 10/31/99.......      3.41         .00(b)         .62           .62            0.00           (.02)         (.35)
   Year ended 10/31/98.......      3.45         .01(b)         .43           .44            (.02)          0.00          (.46)
   Year ended 10/31/97.......      2.99         .02(b)         .85           .87            (.03)          0.00          (.38)
   Year ended 10/31/96.......      2.69         .03            .51           .54            (.03)          0.00          (.21)
   Class C
   Year ended 10/31/00.......   $  3.66    $    .01(b)     $   .54       $   .55          $ (.02)         $0.00     $    (.17)
   Year ended 10/31/99.......      3.41         .00(b)         .62           .62            0.00           (.02)         (.35)
   Year ended 10/31/98.......      3.45         .01(b)         .43           .44            (.02)          0.00          (.46)
   Year ended 10/31/97.......      2.99         .02(b)         .85           .87            (.03)          0.00          (.38)
   Year ended 10/31/96.......      2.70         .03            .50           .53            (.03)          0.00          (.21)

Alliance Balanced Shares
   Class A
   Year ended 7/31/00........    $15.63     $   .40(b)      $  .49        $  .89           $(.35)         $0.00     $    (.64)
   Year ended 7/31/99........     15.97         .36(b)        1.29          1.65            (.34)          0.00         (1.65)
   Year ended 7/31/98........     16.17         .33(b)        1.86          2.19            (.32)          0.00         (2.07)
   Year ended 7/31/97........     14.01         .31(b)        3.97          4.28            (.32)          0.00         (1.80)
   Year ended 7/31/96........     15.08         .37            .45           .82            (.41)          0.00         (1.48)
   Class B
   Year ended 7/31/00........    $15.11     $   .27(b)      $  .48        $  .75           $(.26)         $0.00     $    (.64)
   Year ended 7/31/99........     15.54         .23(b)        1.25          1.48            (.26)          0.00         (1.65)
   Year ended 7/31/98........     15.83         .21(b)        1.81          2.02            (.24)          0.00         (2.07)
   Year ended 7/31/97........     13.79         .19(b)        3.89          4.08            (.24)          0.00         (1.80)
   Year ended 7/31/96........     14.88         .28            .42           .70            (.31)          0.00         (1.48)
   Class C
   Year ended 7/31/00........    $15.15     $   .28(b)      $  .48        $  .76           $(.26)         $0.00     $    (.64)
   Year ended 7/31/99........     15.57         .24(b)        1.25          1.49            (.26)          0.00         (1.65)
   Year ended 7/31/98........     15.86         .21(b)        1.81          2.02            (.24)          0.00         (2.07)
   Year ended 7/31/97........     13.81         .20(b)        3.89          4.09            (.24)          0.00         (1.80)
   Year ended 7/31/96........     14.89         .26            .45           .71            (.31)          0.00         (1.48)

--------------------------------------------------------------------------------
Please refer to the footnotes on page 58 and 59.

                                 Less
                             Distributions                                                   Ratios/Supplemental Data
                             -------------                              ------------------------------------------------------------
                                 Total        Net Asset                                    Ratio of     Ratio of Net
                               Dividends       Value,                     Net Assets,      Expenses     Income (Loss)
                                  and          End of         Total      End of Period    to Average     to Average      Portfolio
  Fiscal Year or Period      Distributions     Period      Return (a)   (000's omitted)   Net Assets     Net Assets    Turnover Rate
  ---------------------      -------------    ---------    ----------   ---------------   -----------   -------------  -------------
Alliance Quasar Fund
   Class A
   Year ended 9/30/00........   $ 0.00        $30.76         29.03%        $  458,008         1.68(f)%       (1.39)%        160%
   Year ended 9/30/99........    (1.01)        23.84         11.89            517,289         1.69(f)         (.90)          91
   Year ended 9/30/98........    (1.23)        22.27        (23.45)           495,070         1.61(f)         (.59)         109
   Year ended 9/30/97........    (4.11)        30.37         27.81            402,081         1.67            (.91)         135
   Year ended 9/30/96........    (4.81)        27.92         42.42            229,798         1.79           (1.11)         168
   Class B
   Year ended 9/30/00........   $ 0.00        $27.30         28.05%        $  546,302         2.44(f)%       (2.16)%        160%
   Year ended 9/30/99........    (1.01)        21.32         11.01            587,919         2.46(f)        (1.68)          91
   Year ended 9/30/98........    (1.23)        20.17        (24.03)           625,147         2.39(f)        (1.36)         109
   Year ended 9/30/97........    (4.11)        27.83         26.70            503,037         2.51           (1.73)         135
   Year ended 9/30/96........    (4.81)        26.13         41.48            112,490         2.62           (1.96)         168
   Class C
   Year ended 9/30/00........   $ 0.00        $27.32         28.02%        $  137,242         2.43(f)%       (2.12)%        160%
   Year ended 9/30/99........    (1.01)        21.34         11.05            168,120         2.45(f)        (1.66)          91
   Year ended 9/30/98........    (1.23)        20.18        (24.05)           182,110         2.38(f)        (1.35)         109
   Year ended 9/30/97........    (4.11)        27.85         26.74            145,494         2.50           (1.72)         135
   Year ended 9/30/96........    (4.81)        26.14         41.46             28,541         2.61           (1.94)         168

The Alliance Fund
   Class A
   Year ended 11/30/00.......   $ (.64)       $ 5.83        (15.73)%       $  856,956         1.04%           (.55)%         86%
   Year ended 11/30/99.......     (.39)         7.55         35.37          1,128,166         1.06            (.41)          97
   Year ended 11/30/98.......    (2.17)         5.97         (8.48)           953,181         1.03            (.36)         106
   Year ended 11/30/97.......    (1.08)         8.70         31.82          1,201,435         1.03            (.29)         158
   Year ended 11/30/96.......    (1.09)         7.71         16.49            999,067         1.04             .30           80
   Class B
   Year ended 11/30/00.......   $ (.64)       $ 5.21        (16.48)%       $   81,569         1.87%          (1.39)%         86%
   Year ended 11/30/99.......     (.39)         6.87         34.24            101,858         1.89           (1.23)          97
   Year ended 11/30/98.......    (2.17)         5.51         (9.27)            85,456         1.84           (1.17)         106
   Year ended 11/30/97.......    (1.06)         8.25         30.74             70,461         1.85           (1.12)         158
   Year ended 11/30/96.......    (1.07)         7.40         15.47             44,450         1.87            (.53)          80
   Class C
   Year ended 11/30/00.......   $ (.64)       $ 5.20        (16.51)%       $   20,068         1.86%          (1.34)%         86%
   Year ended 11/30/99.......     (.39)         6.86         34.31             28,025         1.86           (1.22)          97
   Year ended 11/30/98.......    (2.17)         5.50         (9.58)            21,231         1.84           (1.18)         106
   Year ended 11/30/97.......    (1.06)         8.26         30.72             18,871         1.83           (1.10)         158
   Year ended 11/30/96.......    (1.07)         7.41         15.48             13,899         1.86            (.51)          80

Alliance Growth and
Income Fund
   Class A
   Year ended 10/31/00.......   $ (.21)       $ 4.07         16.76%        $2,128,381          .91%            .96%          53%
   Year ended 10/31/99.......     (.39)         3.70         20.48          1,503,874          .93             .87           48
   Year ended 10/31/98.......     (.50)         3.44         14.70            988,965          .93(f)          .96           89
   Year ended 10/31/97.......     (.43)         3.48         33.28            787,566          .92(f)         1.39           88
   Year ended 10/31/96.......     (.26)         3.00         21.51            553,151          .97            1.73           88
   Class B
   Year ended 10/31/00.......   $ (.19)       $ 4.02         15.93%        $2,567,250         1.67%            .20%          53%
   Year ended 10/31/99.......     (.37)         3.66         19.56          1,842,045         1.70             .09           48
   Year ended 10/31/98.......     (.48)         3.41         14.07            787,730         1.72(f)          .17           89
   Year ended 10/31/97.......     (.41)         3.45         31.83            456,399         1.72(f)          .56           88
   Year ended 10/31/96.......     (.24)         2.99         21.20            235,263         1.78             .91           88
   Class C
   Year ended 10/31/00.......   $ (.19)       $ 4.02         15.91%        $  825,572         1.66%            .21%          53%
   Year ended 10/31/99.......     (.37)         3.66         19.56            518,185         1.69             .11           48
   Year ended 10/31/98.......     (.48)         3.41         14.07            179,487         1.72(f)          .18           89
   Year ended 10/31/97.......     (.41)         3.45         31.83            106,526         1.71(f)          .58           88
   Year ended 10/31/96.......     (.24)         2.99         20.72             61,356         1.76             .93           88

Alliance Balanced Shares
   Class A
   Year ended 7/31/00........   $ (.99)       $15.53          6.22%        $  212,326         1.12%           2.62%          76%
   Year ended 7/31/99........    (1.99)        15.63         11.44            189,953         1.22(f)         2.31          105
   Year ended 7/31/98........    (2.39)        15.97         14.99            123,623         1.30(f)         2.07          145
   Year ended 7/31/97........    (2.12)        16.17         33.46            115,500         1.47(f)         2.11          207
   Year ended 7/31/96........    (1.89)        14.01          5.23            102,567         1.38            2.41          227
   Class B
   Year ended 7/31/00........   $ (.90)       $14.96          5.46%        $  155,060         1.86%           1.88%          76%
   Year ended 7/31/99........    (1.91)        15.11         10.56            136,384         1.97(f)         1.56          105
   Year ended 7/31/98........    (2.31)        15.54         14.13             47,728         2.06(f)         1.34          145
   Year ended 7/31/97........    (2.04)        15.83         32.34             24,192         2.25(f)         1.32          207
   Year ended 7/31/96........    (1.79)        13.79          4.45             18,393         2.16            1.61          227
   Class C
   Year ended 7/31/00........   $ (.90)       $15.01          5.52%        $   65,214         1.86%           1.88%          76%
   Year ended 7/31/99........    (1.91)        15.15         10.60             63,517         1.96(f)         1.57          105
   Year ended 7/31/98........    (2.31)        15.57         14.09             10,855         2.05(f)         1.36          145
   Year ended 7/31/97........    (2.04)        15.86         32.37              5,510         2.23(f)         1.37          207
   Year ended 7/31/96........    (1.79)        13.81          4.52              6,096         2.15            1.63          227

--------------------------------------------------------------------------------

                                                 Income from Investment Operations            Less Dividends and Distributions
                                         ---------------------------------------------   -------------------------------------------
                                                             Net Gains
                              Net Asset                    or Losses on                  Dividends    Distributions
                               Value,                       Securities      Total from    from Net     in Excess of    Distributions
                              Beginning  Net Investment   (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period       of Period   Income (Loss)   and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ---------  --------------   ---------------   ----------   ----------   --------------   -------------
Alliance New Europe Fund
   Class A
   Year ended 7/31/00........    $18.57    $   (.10)(b)     $ 3.55        $ 3.45           $0.00          $0.00        $ (.91)
   Year ended 7/31/99........     21.85         .07(b)        (.79)         (.72)           0.00           0.00         (2.56)
   Year ended 7/31/98........     18.61         .05(b)        5.28          5.33            0.00           (.04)        (2.05)
   Year ended 7/31/97........     15.84         .07(b)        4.20          4.27            (.15)          (.03)        (1.32)
   Year ended 7/31/96........     15.11         .18           1.02          1.20            0.00           0.00          (.47)
   Class B
   Year ended 7/31/00........    $17.39    $   (.23)(b)     $ 3.31        $ 3.08           $0.00          $0.00        $ (.91)
   Year ended 7/31/99........     20.76        (.06)(b)       (.75)         (.81)           0.00           0.00         (2.56)
   Year ended 7/31/98........     17.87        (.08)(b)       5.02          4.94            0.00           0.00         (2.05)
   Year ended 7/31/97........     15.31        (.04)(b)       4.02          3.98            0.00           (.10)        (1.32)
   Year ended 7/31/96........     14.71         .08            .99          1.07            0.00           0.00          (.47)
   Class C
   Year ended 7/31/00........    $17.41    $   (.23)(b)     $ 3.31        $ 3.08           $0.00          $0.00        $ (.91)
   Year ended 7/31/99........     20.77        (.05)(b)       (.75)         (.80)           0.00           0.00         (2.56)
   Year ended 7/31/98........     17.89        (.08)(b)       5.01          4.93            0.00           0.00         (2.05)
   Year ended 7/31/97........     15.33        (.04)(b)       4.02          3.98            0.00           (.10)        (1.32)
   Year ended 7/31/96........     14.72         .08           1.00          1.08            0.00           0.00          (.47)

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/00........    $11.84    $   (.04)(b)     $ 2.83        $ 2.79           $0.00          $0.00        $(1.06)
   Year ended 6/30/99........     12.67         .00 (b)        .93           .93            (.12)          0.00         (1.64)
   Year ended 6/30/98........     13.26         .10 (b)        .85           .95            (.18)          0.00         (1.36)
   Year ended 6/30/97........     12.13         .15 (b)       2.55          2.70            (.15)          0.00         (1.42)
   Year ended 6/30/96........     10.18         .10 (b)       1.85          1.95            0.00           0.00          0.00
   Class B
   Year ended 6/30/00........    $11.50    $   (.13)(b)     $ 2.75        $ 2.62           $0.00          $0.00        $(1.06)
   Year ended 6/30/99........     12.37        (.08)(b)        .89           .81            (.04)          0.00         (1.64)
   Year ended 6/30/98........     13.04         .02(b)         .82           .84            (.15)          0.00         (1.36)
   Year ended 6/30/97........     11.96         .08(b)        2.50          2.58            (.08)          0.00         (1.42)
   Year ended 6/30/96........     10.10        (.02)(b)       1.88          1.86            0.00           0.00          0.00
   Class C
   Year ended 6/30/00........    $11.50    $   (.12)(b)     $ 2.73        $ 2.61           $0.00          $0.00        $(1.06)
   Year ended 6/30/99........     12.37        .(08)(b)        .89           .81            (.04)          0.00         (1.64)
   Year ended 6/30/98........     13.04         .05(b)         .79           .84            (.15)          0.00         (1.36)
   Year ended 6/30/97........     11.96         .12(b)        2.46          2.58            (.08)          0.00         (1.42)
   Year ended 6/30/96........     10.10         .03(b)        1.83          1.86            0.00           0.00          0.00

Alliance International
Premier Growth
   Class A
   Year ended 11/30/00.......    $13.22    $   (.14)(c)     $(2.14)       $(2.28)          $0.00          $0.00        $ (.44)
   Year ended 11/30/99.......      9.63        (.15)(b)(c)    3.74          3.59            0.00           0.00          0.00
   3/3/98+ to 11/30/98.......     10.00        (.08)(b)(c)    (.29)         (.37)           0.00           0.00          0.00
   Class B
   Year ended 11/30/00.......    $13.05    $   (.23)        $(2.09)       $(2.32)          $0.00          $0.00        $ (.44)
   Year ended 11/30/99.......      9.58        (.22)(b)(c)    3.69          3.47            0.00           0.00          0.00
   3/3/98+ to 11/30/98.......     10.00        (.13)(b)(c)    (.29)         (.42)           0.00           0.00          0.00
   Class C
   Year ended 11/30/00.......    $13.05    $   (.23)        $(2.09)       $(2.32)          $0.00          $0.00        $ (.44)
   Year ended 11/30/99.......      9.57        (.22)(b)(c)    3.70          3.48            0.00           0.00          0.00
   3/3/98+ to 11/30/98.......     10.00        (.15)(b)(c)    (.28)         (.43)           0.00           0.00          0.00

--------------------------------------------------------------------------------
Please refer to the footnotes on page 58 and 59.

                                 Less
                             Distributions                                                   Ratios/Supplemental Data
                             -------------                              ------------------------------------------------------------
                                 Total        Net Asset                                    Ratio of     Ratio of Net
                               Dividends       Value,                     Net Assets,      Expenses     Income (Loss)
                                  and          End of         Total      End of Period    to Average     to Average      Portfolio
  Fiscal Year or Period      Distributions     Period      Return (a)   (000's omitted)   Net Assets     Net Assets    Turnover Rate
  ---------------------      -------------    ---------    ----------   ---------------   -----------   -------------  -------------
Alliance New Europe Fund
   Class A
   Year ended 7/31/00........    $  (.91)        $21.11      18.89%        $170,815           1.65%(f)      (.46)%        103%
   Year ended 7/31/99........      (2.56)         18.57      (2.87)         125,729           1.80(f)        .39           89
   Year ended 7/31/98........      (2.09)         21.85      32.21          130,777           1.85(f)        .25           99
   Year ended 7/31/97........      (1.50)         18.61      28.78           78,578           2.05(f)        .40           89
   Year ended 7/31/96........       (.47)         15.84       8.20           74,026           2.14          1.10           69
   Class B
   Year ended 7/31/00........    $  (.91)        $19.56      18.01%        $181,285           2.38%(f)     (1.18)%        103%
   Year ended 7/31/99........      (2.56)         17.39      (3.52)         144,570           2.50(f)       (.34)          89
   Year ended 7/31/98........      (2.05)         20.76      31.22          137,425           2.56(f)       (.40)          99
   Year ended 7/31/97........      (1.42)         17.87      27.76           66,032           2.75(f)       (.23)          89
   Year ended 7/31/96........       (.47)         15.31       7.53           42,662           2.86           .59           69
   Class C
   Year ended 7/31/00........    $  (.91)        $19.58      17.99%        $ 60,984           2.36%(f)     (1.18)%        103%
   Year ended 7/31/99........      (2.56)         17.41      (3.46)          45,845           2.50(f)       (.28)          89
   Year ended 7/31/98........      (2.05)         20.77      31.13           39,618           2.56(f)       (.41)          99
   Year ended 7/31/97........      (1.42)         17.89      27.73           16,907           2.74(f)       (.23)          89
   Year ended 7/31/96........       (.47)         15.33       7.59           10,141           2.87           .58           69

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/00........    $ (1.06)        $13.57      24.26%        $394,665           1.74%(f)      (.31)%         67%
   Year ended 6/30/99........      (1.76)         11.84       9.86          340,194           1.92(f)       (.01)          58
   Year ended 6/30/98........      (1.54)         12.67       9.11          467,960           1.73           .80           53
   Year ended 6/30/97........      (1.57)         13.26      25.16          561,793           1.72          1.27           48
   Year ended 6/30/96........       0.00          12.13      19.16          672,732           1.87           .95           28
   Class B
   Year ended 6/30/00........    $ (1.06)        $13.06      23.45%        $160,847           2.47%(f)     (1.02)%         67%
   Year ended 6/30/99........      (1.68)         11.50       8.91          117,420           2.63(f)      (1.43)          58
   Year ended 6/30/98........      (1.51)         12.37       8.34          156,348           2.45           .20           53
   Year ended 6/30/97........      (1.50)         13.04      24.34          121,173           2.43           .66           48
   Year ended 6/30/96........       0.00          11.96      18.42           83,050           2.83          (.20)          28
   Class C
   Year ended 6/30/00........    $ (1.06)        $13.05      23.37%        $ 39,598           2.44%(f)      (.94)%         67%
   Year ended 6/30/99........      (1.68)         11.50       8.91           20,397           2.63(f)      (1.44)          58
   Year ended 6/30/98........      (1.51)         12.37       8.34           26,635           2.44           .38           53
   Year ended 6/30/97........      (1.50)         13.04      24.33           12,929           2.42          1.06           48
   Year ended 6/30/96........       0.00          11.96      18.42            2,383           2.57           .63           28

Alliance International
Premier Growth
   Class A
   Year ended 11/30/00.......    $  (.44)        $10.50     (17.88)%       $ 60,330           1.95%        (1.07)%        111%
   Year ended 11/30/99.......       0.00          13.22      37.28           12,851           2.51(d)(f)   (1.34)         107
   3/3/98+ to 11/30/98.......       0.00           9.63      (3.70)           7,255           2.50*(d)      (.90)*        151
   Class B
   Year ended 11/30/00.......    $  (.44)        $10.29     (18.44)%       $122,503           2.67%        (1.79)%        111%
   Year ended 11/30/99.......       0.00          13.05      36.22           28,678           3.21(d)(f)   (2.07)         107
   3/3/98+ to 11/30/98.......       0.00           9.58      (4.20)          11,710           3.20*(d)     (1.41)*        151
   Class C
   Year ended 11/30/00.......    $  (.44)        $10.29     (18.44)%       $ 46,894           2.66%        (1.79)%        111%
   Year ended 11/30/99.......       0.00          13.05      36.36            9,235           3.21(d)(f)   (2.06)         107
   3/3/98+ to 11/30/98.......       0.00           9.57      (4.30)           3,120           3.20*(d)     (1.69)*        151

--------------------------------------------------------------------------------

                                                 Income from Investment Operations            Less Dividends and Distributions
                                         ---------------------------------------------   -------------------------------------------
                                                             Net Gains
                              Net Asset                    or Losses on                  Dividends    Distributions
                               Value,                       Securities      Total from    from Net     in Excess of    Distributions
                              Beginning  Net Investment   (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period       of Period   Income (Loss)   and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ---------  --------------   ---------------   ----------   ----------   --------------   -------------
Alliance Global Small Cap Fund
   Class A
   Year ended 7/31/00........    $11.66       $(.16)(b)     $ 3.83             $3.67         $0.00          $0.00        $ (.20)
   Year ended 7/31/99........     12.14        (.08)(b)        .76               .68          0.00           0.00         (1.16)
   Year ended 7/31/98........     12.87        (.11)(b)        .37               .26          0.00           0.00          (.99)
   Year ended 7/31/97........     11.61        (.15)(b)       2.97              2.82          0.00           0.00         (1.56)
   Year ended 7/31/96........     10.38        (.14)(b)       1.90              1.76          0.00           0.00          (.53)
   Class B
   Year ended 7/31/00........    $10.57       $(.24)(b)     $ 3.46             $3.22         $0.00          $0.00        $ (.20)
   Year ended 7/31/99........     11.20        (.15)(b)        .68               .53          0.00           0.00         (1.16)
   Year ended 7/31/98........     12.03        (.18)(b)        .34               .16          0.00           0.00          (.99)
   Year ended 7/31/97........     11.03        (.21)(b)       2.77              2.56          0.00           0.00         (1.56)
   Year ended 7/31/96........      9.95        (.20)(b)       1.81              1.61          0.00           0.00          (.53)
   Class C
   Year ended 7/31/00........    $10.59       $(.24)(b)     $ 3.47             $3.23         $0.00           0.00        $ (.20)
   Year ended 7/31/99........     11.22        (.16)(b)        .69               .53          0.00           0.00         (1.16)
   Year ended 7/31/98........     12.05        (.19)(b)        .35               .16          0.00           0.00          (.99)
   Year ended 7/31/97........     11.05        (.22)(b)       2.78              2.56          0.00           0.00         (1.56)
   Year ended 7/31/96........      9.96        (.20)(b)       1.82              1.62          0.00           0.00          (.53)

Alliance International Fund
   Class A
   Year ended 6/30/00........    $16.24       $(.04)(b)(c)  $ 4.64             $4.60         $0.00          $0.00        $(1.19)
   Year ended 6/30/99........     18.55        (.04)(b)(c)    (.75)             (.79)         0.00           (.48)        (1.04)
   Year ended 6/30/98........     18.69        (.01)(b)(c)    1.13              1.12          0.00           (.05)        (1.21)
   Year ended 6/30/97........     18.32         .06 (b)       1.51              1.57          (.12)          0.00         (1.08)
   Year ended 6/30/96........     16.81         .05 (b)       2.51              2.56          0.00           0.00         (1.05)
   Class B
   Year ended 6/30/00........    $15.19       $(.17)(b)(c)  $ 4.33             $4.16         $0.00          $0.00        $(1.19)
   Year ended 6/30/99........     17.41        (.16)(b)(c)    (.68)             (.84)         0.00           (.34)        (1.04)
   Year ended 6/30/98........     17.71        (.16)(b)(c)    1.07               .91          0.00           0.00         (1.21)
   Year ended 6/30/97........     17.45        (.09)(b)       1.43              1.34          0.00           0.00         (1.08)
   Year ended 6/30/96........     16.19        (.07)(b)       2.38              2.31          0.00           0.00         (1.05)
   Class C
   Year ended 6/30/00........    $15.19       $(.16)(b)(c)  $ 4.32             $4.16         $0.00          $0.00        $(1.19)
   Year ended 6/30/99........     17.42        (.16)(b)(c)    (.69)             (.85)         0.00           (.34)        (1.04)
   Year ended 6/30/98........     17.73        (.15)(b)(c)    1.05               .90          0.00           0.00         (1.21)
   Year ended 6/30/97........     17.46        (.09)(b)       1.44              1.35          0.00           0.00         (1.08)
   Year ended 6/30/96........     16.20        (.07)(b)       2.38              2.31          0.00           0.00         (1.05)

Alliance Greater China '97 Fund
   Class A
   Year ended 7/31/00........    $ 8.20       $(.04)(b)(c)  $ 2.18             $2.14         $0.00          $0.00        $ 0.00
   Year ended 7/31/99........      4.84         .02(b)(c)     3.34              3.36          0.00           0.00          0.00
   9/3/97+ to 7/31/98........     10.00         .08(b)(c)    (5.18)            (5.10)         (.06)          0.00          0.00
   Class B
   Year ended 7/31/00........    $ 8.12       $(.11)(b)(c)  $ 2.12             $2.01         $0.00          $0.00        $ 0.00
   Year ended 7/31/99........      4.82        (.01)(b)(c)    3.31              3.30          0.00           0.00          0.00
   9/3/97+ to 7/31/98........     10.00         .03(b)(c)    (5.17)            (5.14)         (.03)          (.01)         0.00
   Class C
   Year ended 7/31/00........    $ 8.11       $(.13)(b)(c)  $ 2.15             $2.02         $0.00          $0.00        $ 0.00
   Year ended 7/31/99........      4.82        (.03)(b)(c)    3.32              3.29          0.00           0.00          0.00
   9/3/97+ to 7/31/98........     10.00         .03(b)(c)    (5.17)            (5.14)         (.03)          (.01)         0.00

Alliance All-Asia
Investment Fund
   Class A
   Year ended 10/31/00.......    $10.46       $(.19)(b)     $ (.56)           $ (.75)        $0.00          $0.00        $ 0.00
   Year ended 10/31/99.......      5.86        (.10)(b)(c)    4.70              4.60          0.00           0.00          0.00
   Year ended 10/31/98.......      7.54        (.10)(b)(c)   (1.58)            (1.68)         0.00           0.00          0.00
   Year ended 10/31/97.......     11.04        (.21)(b)(c)   (2.95)            (3.16)         0.00           0.00          (.34)
   Year ended 10/31/96.......     10.45        (.21)(b)(c)     .88               .67          0.00           0.00          (.08)
   Class B
   Year ended 10/31/00.......    $10.09       $(.29)(b)     $ (.50)           $ (.79)        $0.00          $0.00        $ 0.00
   Year ended 10/31/99.......      5.71        (.18)(b)(c)    4.56              4.38          0.00           0.00          0.00
   Year ended 10/31/98.......      7.39        (.14)(b)(c)   (1.54)            (1.68)         0.00           0.00          0.00
   Year ended 10/31/97.......     10.90        (.28)(b)(c)   (2.89)            (3.17)         0.00           0.00          (.34)
   Year ended 10/31/96.......     10.41        (.28)(b)(c)     .85               .57          0.00           0.00          (.08)
   Class C
   Year ended 10/31/00.......    $10.12       $(.29)(b)     $ (.51)           $ (.80)        $0.00          $0.00        $ 0.00
   Year ended 10/31/99.......      5.72        (.18)(b)(c)    4.58              4.40          0.00           0.00          0.00
   Year ended 10/31/98.......      7.40        (.14)(b)(c)   (1.54)            (1.68)         0.00           0.00          0.00
   Year ended 10/31/97.......     10.91        (.27)(b)(c)   (2.90)            (3.17)         0.00           0.00          (.34)
   Year ended 10/31/96.......     10.41        (.28)(b)(c)     .86               .58          0.00           0.00          (.08)

--------------------------------------------------------------------------------
Please refer to the footnotes on page 58 and 59.

                                 Less
                             Distributions                                                   Ratios/Supplemental Data
                             -------------                              ------------------------------------------------------------
                                 Total        Net Asset                                    Ratio of     Ratio of Net
                               Dividends       Value,                     Net Assets,      Expenses     Income (Loss)
                                  and          End of         Total      End of Period    to Average     to Average      Portfolio
  Fiscal Year or Period      Distributions     Period      Return (a)   (000's omitted)   Net Assets     Net Assets    Turnover Rate
  ---------------------      -------------    ---------    ----------   ---------------   -----------   -------------  -------------
Alliance Global Small
Cap Fund
   Class A
   Year ended 7/31/00........    $ (.20)       $15.13         31.81%         $120,687         2.02%(f)       (1.07)%        133%
   Year ended 7/31/99........     (1.16)        11.66          7.51            77,164         2.37(f)         (.79)         120
   Year ended 7/31/98........      (.99)        12.14          2.49            82,843         2.16(f)         (.88)         113
   Year ended 7/31/97........     (1.56)        12.87         26.47            85,217         2.41(f)        (1.25)         129
   Year ended 7/31/96........      (.53)        11.61         17.46            68,623         2.51           (1.22)         139
   Class B
   Year ended 7/31/00........    $ (.20)       $13.59         30.82%         $ 65,097         2.76%(f)       (1.82)%        133%
   Year ended 7/31/99........     (1.16)        10.57          6.74            30,205         3.14(f)        (1.59)         120
   Year ended 7/31/98........      (.99)        11.20          1.80            38,827         2.88(f)        (1.58)         113
   Year ended 7/31/97........     (1.56)        12.03         25.42            31,946         3.11(f)        (1.92)         129
   Year ended 7/31/96........      (.53)        11.03         16.69            14,247         3.21           (1.88)         139
   Class C
   Year ended 7/31/00........    $ (.20)       $13.62         30.86%         $ 19,580         2.75%(f)       (1.80)%        133%
   Year ended 7/31/99........     (1.16)        10.59          6.72             7,058         3.15(f)        (1.61)         120
   Year ended 7/31/98........      (.99)        11.22          1.79             9,471         2.88(f)        (1.59)         113
   Year ended 7/31/97........     (1.56)        12.05         25.37             8,718         3.10(f)        (1.93)         129
   Year ended 7/31/96........      (.53)        11.05         16.77             4,119         3.19           (1.85)         139

Alliance International
Fund
   Class A
   Year ended 6/30/00........    $(1.19)       $19.65         29.18%         $ 88,507         1.81%(d)(f)(g)  (.21)%        154%
   Year ended 6/30/99........     (1.52)        16.24         (3.95)           78,303         1.80(d)(f)      (.25)(c)      178
   Year ended 6/30/98........     (1.26)        18.55          6.79           131,565         1.65(d)         (.05)(c)      121
   Year ended 6/30/97........     (1.20)        18.69          9.30           190,173         1.74(f)          .31           94
   Year ended 6/30/96........     (1.05)        18.32         15.83           196,261         1.72             .31           78
   Class B
   Year ended 6/30/00........    $(1.19)       $18.16         28.27%         $ 68,639         2.60%(d)(f)(g)  (.96)%        154%
   Year ended 6/30/99........     (1.38)        15.19         (4.56)           55,724         2.61(d)(f)     (1.02)(c)      178
   Year ended 6/30/98........     (1.21)        17.41          5.92            71,370         2.49(d)         (.90)(c)      121
   Year ended 6/30/97........     (1.08)        17.71          8.37            77,725         2.58(f)         (.51)          94
   Year ended 6/30/96........     (1.05)        17.45         14.87            72,470         2.55            (.46)          78
   Class C
   Year ended 6/30/00........    $(1.19)       $18.16         28.27%         $ 21,180         2.57%(d)(f)(g)  (.94)%        154%
   Year ended 6/30/99........     (1.38)        15.19         (4.62)           16,876         2.61(d)(f)     (1.02)(c)      178
   Year ended 6/30/98........     (1.21)        17.42          5.85            20,428         2.48(d)         (.90)(c)      121
   Year ended 6/30/97........     (1.08)        17.73          8.42            23,268         2.56(f)         (.51)          94
   Year ended 6/30/96........     (1.05)        17.46         14.85            26,965         2.53            (.47)          78

Alliance Greater
China '97 Fund
   Class A
   Year ended 7/31/00........    $ 0.00        $10.34         26.10%         $  2,471         2.52%(d)(f)     (.42)%        158%
   Year ended 7/31/99........      0.00          8.20         69.42             1,011         2.52(d)(f)       .36           94
   9/3/97+ to 7/31/98........      (.06)         4.84        (51.20)              445         2.52(d)(f)*     1.20*          58
   Class B
   Year ended 7/31/00........    $ 0.00        $10.13         24.75%         $  4,047         3.22%(d)(f)    (1.13)%        158%
   Year ended 7/31/99........      0.00          8.12         68.46             1,902         3.22(d)(f)      (.22)          94
   9/3/97+ to 7/31/98........      (.04)         4.82        (51.53)            1,551         3.22(d)(f)*      .53*          58
   Class C
   Year ended 7/31/00........    $ 0.00        $10.13         24.91%         $  1,372         3.22%(d)(f)    (1.31)%        158%
   Year ended 7/31/99........      0.00          8.11         68.26               162         3.22(d)(f)      (.49)          94
   9/3/97+ to 7/31/98........      (.04)         4.82        (51.53)              102         3.22(d)(f)*      .50*          58

Alliance All-Asia
Investment Fund
   Class A
   Year ended 10/31/00.......    $ 0.00        $ 9.71         (7.17)%        $ 20,436         2.35%(f)(g)    (1.51)%        153%
   Year ended 10/31/99.......      0.00         10.46         78.50            40,040         2.45(d)(f)     (1.20)         119
   Year ended 10/31/98.......      0.00          5.86        (22.28)            3,778         3.74(d)(f)     (1.50)          93
   Year ended 10/31/97.......      (.34)         7.54        (29.61)            5,916         3.45(d)        (1.97)          70
   Year ended 10/31/96.......      (.08)        11.04          6.43            12,284         3.37(d)        (1.75)          66
   Class B
   Year ended 10/31/00.......    $ 0.00        $ 9.30         (7.83)%        $ 35,927         3.18%(f)(g)    (2.32)%        153%
   Year ended 10/31/99.......      0.00         10.09         76.71            38,108         3.48(d)(f)     (2.31)         119
   Year ended 10/31/98.......      0.00          5.71        (22.73)            8,844         4.49(d)(f)     (2.22)          93
   Year ended 10/31/97.......      (.34)         7.39        (30.09)           11,439         4.15(d)        (2.67)          70
   Year ended 10/31/96.......      (.08)        10.90          5.49            23,784         4.07(d)        (2.44)          66
   Class C
   Year ended 10/31/00.......    $ 0.00        $ 9.32         (7.90)%        $ 11,284         3.18%(f)(g)    (2.31)%        153%
   Year ended 10/31/99.......      0.00         10.12         76.92            10,060         3.41(d)(f)     (2.21)         119
   Year ended 10/31/98.......      0.00          5.72        (22.70)            1,717         4.48(d)(f)     (2.20)          93
   Year ended 10/31/97.......      (.34)         7.40        (30.06)            1,859         4.15(d)        (2.66)          70
   Year ended 10/31/96.......      (.08)        10.91          5.59             4,228         4.07(d)        (2.42)          66

--------------------------------------------------------------------------------

    + Commencement of operations.
   ++ Commencement of distribution.
    * Annualized.
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.
(b)   Based on average shares outstanding.
(c)   Net of fee waiver and expense reimbursement.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (f) below, would have been as follows:

                             1996       1997       1998        1999       2000
                             ----       ----       ----        ----       ----
Alliance All-Asia
Investment Fund
  Class A                    3.61%      3.57%      4.63%       2.93%      2.35%
  Class B                    4.33%      4.27%      5.39%       3.96%      3.18%
  Class C                    4.30%      4.27%      5.42%       3.89%      3.18%

Alliance Global Small
Cap Fund
  Class A                      --         --         --          --       2.02%
  Class B                      --         --         --          --       2.76%
  Class C                      --         --         --          --       2.75%

Alliance International
Fund
  Class A                      --         --       1.80%       1.91%      1.95%
  Class B                      --         --       2.64%       2.74%      2.74%
  Class C                      --         --       2.63%       2.75%      2.70%

Alliance Greater
China '97 Fund
  Class A                      --         --      18.27%*     19.68%      9.92%
  Class B                      --         --      19.18%*     20.22%     10.72%
  Class C                      --         --      19.37%*     20.41%     10.01%

Alliance International
Premier Growth Fund
  Class A                      --         --       5.19%*      3.26%        --
  Class B                      --         --       6.14%*      3.93%        --
  Class C                      --         --       6.00%*      3.92%        --

Alliance Health Care
Fund
  Class A                      --         --         --          --       1.96%*
  Class B                      --         --         --          --       2.67%*
  Class C                      --         --         --          --       2.67%*

--------------------------------------------------------------------------------

(e) "Distributions from Net Realized Gains" includes a return of capital of $(.12).

(f) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets, assuming the assumption and/or waiver/reimbursement of expenses described in (d) above, would have been as follows:

Alliance Balanced
Shares                                1997        1998         1999        2000
 Class A                              1.46%       1.29%        1.21%         --
 Class B                              2.24%       2.05%        1.96%         --
 Class C                              2.22%       2.04%        1.94%         --

Alliance Growth Fund                  1997        1998         1999        2000
 Class A                              1.25%       1.21%          --          --
 Class B                              1.95%       1.93%          --          --
 Class C                              1.95%       1.92%          --          --

Alliance International
Fund                                  1997        1998         1999        2000
 Class A                              1.73%         --         1.78%       1.79%
 Class B                              2.58%         --         2.59%       2.59%
 Class C                              2.56%         --         2.59%       2.55%

Alliance Global
Small Cap Fund                        1997        1998         1999        2000
 Class A                              2.38%       2.14%        2.33%       2.01%
 Class B                              3.08%       2.86%        3.11%       2.75%
 Class C                              3.08%       2.85%        3.12%       2.74%

Alliance Technology
Fund                                  1997        1998         1999        2000
 Class A                              1.66%       1.65%        1.66%         --
 Class B                              2.36%       2.38%        2.38%         --
 Class C                              2.37%       2.38%        2.40%         --

Alliance Worldwide
Privatization Fund                    1997        1998         1999        2000
 Class A                                --          --         1.91%       1.73%
 Class B                                --          --         2.62%       2.46%
 Class C                                --          --         2.61%       2.43%

Alliance Greater
China '97 Fund                        1997        1998         1999        2000
 Class A                                --        2.50%*       2.50%       2.50%
 Class B                                --        3.20%*       3.20%       3.20%
 Class C                                --        3.20%*       3.20%       3.20%

Alliance New Europe
Fund                                  1997        1998         1999        2000
 Class A                              2.04%       1.84%        1.78%       1.64%
 Class B                              2.74%       2.54%        2.49%       2.36%
 Class C                              2.73%       2.54%        2.49%       2.35%

Alliance Growth and
Income Fund                           1997        1998         1999        2000
 Class A                               .91%        .92%          --          --
 Class B                              1.71%       1.71%          --          --
 Class C                              1.70%       1.71%          --          --

Alliance Quasar Fund                  1997        1998         1999        2000
 Class A                                --        1.60%        1.68%       1.67%
 Class B                                --        2.38%        2.45%       2.42%
 Class C                                --        2.37%        2.44%       2.42%

Alliance Premier
Growth Fund                           1997        1998         1999        2000
 Class A                                --        1.58%          --          --
 Class B                                --        2.27%          --          --
 Class C                                --        2.27%          --          --

Alliance All-Asia                     1997        1998         1999        2000
 Class A                                --        3.70%        2.43%       2.34%
 Class B                                --        4.44%        3.46%       3.17%
 Class C                                --        4.44%        3.39%       3.16%

Alliance International
Premier Growth                        1997        1998         1999        2000
 Class A                                --          --         2.50%         --
 Class B                                --          --         3.20%         --
 Class C                                --          --         3.20%         --

(g) Includes interest expenses. If Alliance International Fund had not borne interest expenses, the ratio of expenses (net of interest expenses) to average net assets would have been 1.94%, 2.74% and 2.70% for Class A, Class B and Class C respectively for 2000. If Alliance All-Asia Fund had not borne interest expenses, the ratio of expenses (net of interest expenses to average net assets would have been 2.30%, 3.13% and 3.13% for Class A, Class B and Class C, respectively for 2000.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

The following is additional information about the United Kingdom, Japan and Greater China countries.

Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.52 in 2000.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 6930.2 at the end of 1999, up approximately 18% from the end of 1998. The FT-SE 100 index closed at 6222.46 at the end of 2000 down approximately 10% from the end of 1999.

The Economic and Monetary Union ("EMU") became effective on January 1, 1999. When fully implemented in 2002, the EMU will establish a common currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.

From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, gaining 418 of 659 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, has launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. For further information regarding the United Kingdom, see the SAI of New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. Dollar. Thereafter, the Japanese yen generally depreciated against the U.S. Dollar until mid-1998, when it began to appreciate. In September 1999 the Japanese yen reached a 43-month high against the U.S. Dollar, precipitating a series of interventions by the Japanese government in the currency market, which have succeeded in slowing the appreciation of the Japanese yen against the U.S. Dollar.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. The TOPIX closed at 1283.67 at the end of 2000, down approximately 25% from the end of 1999.

Since the early 1980s, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that was expected to more open Japanese markets with respect to trade in certain goods and services. Since then, the two countries have agreed in principle to increase Japanese imports of American automobiles and automotive parts, as well as other goods and services. Nevertheless, the surpluses have persisted and it is expected that continuing the friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.

Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party. Between August 1993 and October 1996, Japan was ruled by a series of four coalition governments. As the result of a general election on October 20, 1996, however, Japan returned to a single-party government led by Ryutaro Hashimoto, a member of the Liberal Democratic Party ("LDP"). While the LDP does not control a majority of the seats in the parliament, subsequent to the 1996 elections it established a majority in the House of Representatives as individual members joined the ruling party. The popularity of the LDP declined, however, due to the dissatisfaction with Mr. Hashimoto's leadership. In the July 1998 House of Councillors election, the LDP's representation fell to 103 seats from 120 seats. As a result of the LDP's defeat, Mr. Hashimoto resigned as prime minister and leader of the LDP. Mr. Hashimoto was replaced by Keizo Obuchi. On January 14, 1999, the LDP formed a coalition government with a major opposition party. As a result, Mr. Obuchi's administration strengthened its position in the parliament, where it increased its majority in the House of Representatives and reduced its shortfall in the House of Councillors. The LDP formed a new three-party coalition government on October 5, 1999 that further strengthened the position of Mr. Obuchi's administration in the parliament. On April 6, 2000, following an ultimately fatal stroke suffered by Mr. Obuchi, the parliament elected Yoshiro Mori to replace Mr. Obuchi as prime minister. Although the LDP held on to its power in the House of Representatives elections in June 2000, its margin of victory was less than predicted. In November 2000, amidst growing dissatisfaction with Mr. Mori's leadership, the parliament submitted a motion of no confidence, which was narrowly defeated. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that made $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. While there has been some improvement, Japanese banks remain in a weakened condition. For further information regarding Japan, see the SAIs of Alliance International Fund and Alliance All-Asia Investment Fund.

Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping, who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jiang Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.

China is heavily dependent on foreign trade, particularly with Japan, the U.S., South Korea and Taiwan, as well as trade with Hong Kong. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. In September 2000, however, following an agreement reached in November 1999 between the U.S. and China, the U.S. Congress authorized the President to grant permanent normal trade relations (formerly known as most favored nation status) to China, ending the current annual review process and facilitating China's entry into the World Trade Organization. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.

China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the May 1998 election and again in the September 2000 election (although by a smaller margin), it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be affected significantly by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities.

The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund, may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.

Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies that are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.

                     (This page left intentionally blank.)

For more information about the Funds, the following documents are available upon request:

o     Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o     Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:             c/o Alliance Global Investor Services, Inc.
                     P.O. Box 1520
                     Secaucus, NJ 07096-1520

By Phone:            For Information: (800) 221-5672
                     For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

You also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com

Fund                                                         SEC File No.
-----                                                        -----------
Alliance Premier Growth Fund                                 811-06730
Alliance Health Care Fund                                    811-09329
Alliance Growth Fund                                         811-05088
Alliance Technology Fund                                     811-03131
Alliance Quasar Fund                                         811-01716
The Alliance Fund                                            811-00204
Alliance Growth & Income                                     811-00126
Alliance Balanced Shares                                     811-00134
Alliance New Europe Fund                                     811-06028
Alliance Worldwide Privatization Fund                        811-08426
Alliance International Premier Growth Fund                   811-08527
Alliance Global Small Cap Fund                               811-01415
Alliance International Fund                                  811-03130
Alliance Greater China '97 Fund                              811-08201
Alliance All-Asia Investment Fund                            811-08776

========================
Alliance Stock Funds
Subscription Application
========================

     The Alliance Fund
     Growth Fund
     Health Care Fund
     Premier Growth Fund
     Quasar Fund
     Technology Fund
     International Fund
     International Premier Growth Fund
     Worldwide Privatization Fund
     New Europe Fund
     All-Asia Investment Fund
     Greater China `97 Fund
     Global Small Cap Fund
     Balanced Shares
     Growth & Income Fund

To Open Your New Alliance Account...

Please complete the application and mail it to:

         Alliance Global Investor Services
         P.O. Box 786003
         San Antonio, TX  78278-6003

For certified or overnight deliveries, send to:

         Alliance Global Investor Services
         8000 IH 10 W, Suite 1400
         San Antonio, TX  78230

Section 1 Your Account Registration
(Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

      >     Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
            Minor:

            o Indicate your name(s) exactly as it appears on your social security card.

      >     Transfer on Death:

            o     Ensure that your state participates

      >     Trust/Other:

            o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required)
Complete in full.

      >     Non-Resident Alien:

            o     Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

For each fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'. (2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'. (If you are eligible for a reduced sales charge, you must also complete
Section 4F). (3) Check off a distribution option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete
Section 4E.

Section 4 Your Shareholder Options
(Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

F. Reduced Charges (Class A only) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

Section 5 Shareholder Authorization
(Required)

All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672 or (201) 553-3300.

Or Visit Our Website At: www.alliancecapital.com

================================================================================
                       For Literature Call: (800) 227-4618
================================================================================

The Alliance Stock Funds Subscription Application

================================================================================
      1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
================================================================================

|_| Individual Account { |_| Male  |_| Female } - or - |_| Joint Account - or -

|_| Transfer On Death  { |_| Male  |_| Female } - or -  |_| Gift/Transfer to a
                                                            Minor

    * For TOD accounts, please check
    Individual or Joint Account and attach additional sheet of paper if necessary

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Owner or Custodian (First Name)     (MI)  (Last Name)

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
(First Name) Joint Owner*,          (MI)  (Last Name)
Transfer On Death Beneficiary
or Minor

|_||_||_| - |_||_| - |_||_||_||_|                    If Uniform Gift/Transfer
Social Security Number of Owner                      to Minor Account:
or Minor (required to open account)

If Joint Tenants Account: * The Account              |_||_| Minor's State of
will be registered "Joint Tenants with                      Residence
right of Survivorship" unless you indicate otherwise below:

|_| In Common |_| By Entirety |_| Community Property

|_| Trust - or - |_| Corporation - or - |_| Other______________________________

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Name of Trustee if applicable       (MI)  (Last Name)
(First Name)

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity continued

|_||_||_||_||_||_||_||_|       |_||_||_||_||_||_||_||_||_|
Trust Dated (MM,DD,YYYY)       Tax ID Number (required to open account)

                               |_| Employer ID Number - OR - |_| Social Security
                                                                 Number

================================================================================
      2. Your Address
================================================================================

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_||_|   |_||_|      |_||_||_||_||_|
City                                      State       Zip code

|_||_||_||_||_||_||_||_||_|   |_||_||_| - |_||_||_| - |_||_||_||_|
If Non-U.S., Specify Country  Daytime Phone Number

|_| U.S. Citizen |_| Resident Alien |_| Non-Resident Alien

                  --------------------------------------------

                  --------------------------------------------
                                 e-mail address

================================================================================
      3. Your Initial Investment        The minimum investment is $250 per fund.
                                        The maximum investment in Class B is
                                        $250,000; Class C is $1,000,000.
================================================================================

I hereby subscribe for shares of the following Alliance Stock Fund(s) and elect distribution options as indicated.

                                          Dividend and Capital Gain Distribution
                                          Options:

                                          R Reinvest distributions into my fund
                                            account.

--------------------------------------    C Send my distributions in cash to the
Broker/Dealer Use Only: Wire Confirm #      address I have provided in Section
                                            2. (Complete Section 4D for direct
|_||_||_||_||_||_||_||_|                    deposit to your bank account.
--------------------------------------      Complete Section 4E for payment to a
                                            third party).

                                          D Direct my distributions to another
                                            Alliance fund. Complete the
                                            appropriate portion of Section 4A to
                                            direct your distributions (dividends
                                            and capital gains) to another
                                            Alliance Fund (the $250 minimum
                                            investment requirement applies to
                                            Funds into which distributions are
                                            directed).

------------ --------------   ----------------------  --------------------------
                                                        Distributions Options
                                                              *Check One*
             Indicate three                           --------------------------
  Make all     digit Fund                             ---------   --------------
  checks     number located   Indicate Dollar Amount  Dividends   Capital Gains
payable to:      below                                 R  C  D       R  C  D
  Alliance   --------------   ----------------------  ---------   --------------
  Funds --     |_||_||_|      $_____________________  |R||C||D|     |R||C||D|
  Cash and     |_||_||_|      $_____________________  |R||C||D|     |R||C||D|
Money Orders   |_||_||_|      $_____________________  |R||C||D|     |R||C||D|
not accepted   |_||_||_|      $_____________________  |R||C||D|     |R||C||D|

------------

-------------------------
   Total Investment           $_____________________
-------------------------

================================================================================
  Alliance Stock Fund Names and Numbers
================================================================================

                                               -------------  --------------   ------------
                                                                Contingent
                                               Initial Sales  Deferred Sales   Asset-Based
                                                  Charge          Charge       Sales Charge
                                                    A               B              C
                                               -------------  --------------   ------------

-------------------------------------------------------------------------------------------
Domestic      The Alliance Fund                    044             043            344
-------------------------------------------------------------------------------------------
              Growth Fund                          031             001            331
-------------------------------------------------------------------------------------------
              Health Care Fund                     108             208            308
-------------------------------------------------------------------------------------------
              Premier Growth Fund                  078             079            378
-------------------------------------------------------------------------------------------
              Quasar Fund                          026             029            326
-------------------------------------------------------------------------------------------
              Technology Fund                      082             282            382
-------------------------------------------------------------------------------------------
Global        International Fund                   040             041            340
-------------------------------------------------------------------------------------------
              International Premier Growth         179             279            379
-------------------------------------------------------------------------------------------
              Worldwide Privatization Fund         112             212            312
-------------------------------------------------------------------------------------------
              New Europe Fund                      062             058            362
-------------------------------------------------------------------------------------------
              All-Asia Investment Fund             118             218            318
-------------------------------------------------------------------------------------------
              Alliance Greater China '97 Fund      160             260            360
-------------------------------------------------------------------------------------------
              Global Small Cap Fund                045             048            345
-------------------------------------------------------------------------------------------
Total Return  Balanced Shares                      096             075            396
-------------------------------------------------------------------------------------------
              Growth & Income Fund                 094             074            394
-------------------------------------------------------------------------------------------

================================================================================
     4. Your Shareholder Options
================================================================================

A. Automatic Investment Plans (AIP) -- Periodic Purchases

|_|  Withdraw From My Bank Account Via EFT*
     I authorize Alliance to draw on my bank account for investment in my Alliance Mutual fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).

     1- |_||_||_|      |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number    Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     2- |_||_||_|      |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number    Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     3- |_||_||_|      |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number    Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

                                  Frequency:
                                  M = monthly
                                  Q = quarterly
                                  A = annually

     * Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)

|_| Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

     FROM:   |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

     TO:     |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

     FROM:   |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

             |_||_|,|_||_||_|.00    |_||_|
             Amount ($25 minimum)   Day of Exchange**

     TO:     |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

     ** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.

B. Purchases and Redemptions Via EFT

You can call our toll-free number 1-800-221-5672 and instruct Alliance Global Investor Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

Instructions: > Review the information in the Prospectus about telephone transaction services.

              > If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

|_| Purchases and Redemptions via EFT

I hereby authorize Alliance Global Investor Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

================================================================================
For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
================================================================================

================================================================================
      4. Your Shareholder Options (CONTINUED)
================================================================================

C. Systematic Withdrawal Plans (SWP) -- Periodic Redemptions

      In order to establish a SWP, you must reinvest all dividends and capital gains.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

     1- |_||_||_|       |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number     Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     2- |_||_||_|       |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number     Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     3- |_||_||_|       |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number     Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

                                  Frequency:
                                  M = monthly
                                  Q = quarterly
                                  A = annually

Please send my SWP proceeds to:

|_|  My Address of Record (via check)

|_| The Payee and address specified in section 4E (via check) (Medallion Signature Guarantee required)

|_| My checking account-via EFT (complete section 4D) Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your bank account. Otherwise payment will be made by check

D. Bank Information This bank account information will be used for:

     |_|   Distributions (Section 3)     |_|   Telephone Transactions
                                               (Section 4B)

     |_|   Automatic Investments         |_|   Withdrawals (Section 4C)
           (Section 4A)

================================================================================
      Please Tape a Pre-printed Voided Check Here*
================================================================================

                       [GRAPHIC OF VOIDED CHECK OMITTED]

* The above services cannot be established without a pre-printed voided check.

For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in Section 5.

|_||_||_||_||_||_||_||_||_|         |_||_||_||_||_||_||_||_||_||_||_||_||_|
Your Bank's ABA Routing Number      Your Bank Account Number

|_|   Checking Account  |_|   Savings Account

================================================================================
      4. Your Shareholder Options (CONTINUED)
================================================================================

E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

                  |_|   Distributions (section 3)     |_|   Systematic
                                                            Withdrawals
                                                            (section 4C)

|_||_||_||_||_||_||_||_||_||_|  |_|   |_||_||_||_||_||_||_||_||_||_|
Name (First Name)               (MI)  (Last Name)

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_||_||_|   |_||_|      |_||_||_||_||_|
City                                         State       Zip code

F. Reduced Charges (Class A only) If you, your spouse or minor children own shares in other Alliance funds, you may be eligible for a reduced sales charge. Please complete the Right of Accumulation section or the Statement of Intent section.

     |_|   A. Right of Accumulation
           Please link the tax identification numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

________________________   ________________________   ________________________
Tax ID or Account Number   Tax ID or Account Number   Tax ID or Account Number

     |_|   B. Statement of Intent
           I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

           |_| $100,000    |_| $250,000    |_| $500,000      |_| $1,000,000

           If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.

================================================================================
      Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
================================================================================

We hereby authorize Alliance Global Investor Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm                     Authorized Signature

 ____________________________    _     ____________________________
|                            |  | |   |                            |
|____________________________|  |_|   |____________________________|
Representative First Name       MI    Last Name

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm Number              Representative Number

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Branch Number                         Branch Telephone Number

 __________________________________________________________________
|                                                                  |
|__________________________________________________________________|
Branch Office Address

 _________________________________     _  _   _____________________
|                                 |   | || | |                     |
|_________________________________|   |_||_| |_____________________|
City                                  State  Zip Code

================================================================================
      5. Shareholder Authorization -- This section MUST be completed
================================================================================

      Telephone Exchanges and Redemptions by Check

      Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Global Investor Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

            |_| I do not elect the telephone exchange service

            |_| I do not elect the telephone redemption by check service

      By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Global Investor Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in Section 2.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.

 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date
 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date

__________________________________________
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

The Alliance                           Advisor Class Prospectus and Application
Stock Funds
                                       March 1, 2001

The Alliance Stock Funds provide a     Domestic Stock Funds
broad selection of investment
alternatives to investors seeking            > Alliance Premier Growth Fund
capital growth or high total return.         > Alliance Health Care Fund
                                             > Alliance Growth Fund
                                             > Alliance Technology Fund
                                             > Alliance Quasar Fund
                                             > The Alliance Fund

                                       Total Return Funds

                                             > Alliance Growth and Income Fund
                                             > Alliance Balanced Shares

                                       Global Stock Funds

                                             > Alliance New Europe Fund
                                             > Alliance Worldwide
                                               Privatization Fund
                                             > Alliance International
                                               Premier Growth Fund
                                             > Alliance Global Small Cap Fund
                                             > Alliance International Fund
                                             > Alliance Greater China '97 Fund
                                             > Alliance All-Asia Investment Fund

The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy
of this prospectus. Any representation
to the contrary is a criminal offense.               Alliance Capital [LOGO](R)

Investment Products Offered
---------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
---------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

RISK/RETURN SUMMARY......................................................      3

Domestic Stock Funds.....................................................      4
Total Return Funds.......................................................     10
Global Stock Funds.......................................................     12
Summary of Principal Risks...............................................     19
Principal Risks by Fund..................................................     20

FEES AND EXPENSES OF THE FUNDS...........................................     21

GLOSSARY.................................................................     24

DESCRIPTION OF THE FUNDS.................................................     25

Investment Objectives and Principal Policies.............................     25
Description of Additional Investment Practices...........................     35
Additional Risk Considerations...........................................     41

MANAGEMENT OF THE FUNDs..................................................     43

PURCHASE AND SALE OF SHARES..............................................     46

How The Funds Value Their Shares.........................................     46
How To Buy Shares........................................................     46
How To Exchange Shares...................................................     47
How To Sell Shares.......................................................     47

DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................     47

CONVERSION FEATURE.......................................................     48

GENERAL INFORMATION......................................................     49

FINANCIAL HIGHLIGHTS.....................................................     49

APPENDIX A--ADDITIONAL INFORMATION
ABOUT THE UNITED KINGDOM, JAPAN, AND
GREATER CHINA COUNTRIES..................................................     54

The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.

The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 19.

More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds also may at times use certain types of investment derivatives such as options, futures, forwards, and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

The Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

      o how the Fund's average annual returns for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and

      o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future. As with all investments you may lose money by investing in the Funds.

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

Alliance Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

Normally, the Fund invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully-valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.

Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -19.59%        21.97%
--------------------------------------------------------------------------------
Russell 1000 Growth
Index                                                      -22.42%        17.68%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   33.11
98   49.85
99   29.42
00  -19.59

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 31.15%, 4th quarter, 1998; and Worst Quarter was down -15.86%, 4th quarter, 2000.

Alliance Health Care Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 65%, and normally substantially all, of the value of its total assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies which are expected to profit from the development of new products and services for these industries. Under normal circumstances, the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in the Health Care Industries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to the health care and health sciences industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investment in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------

Advisor Class                                               32.96%        26.23%
--------------------------------------------------------------------------------
S&P 500 Index                                               -9.10%         1.16%
--------------------------------------------------------------------------------
S&P Healthcare
Composite                                                   35.95%        20.45%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 8/27/99. Since inception index return is from 8/31/99.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual return for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97     n/a
98     n/a
99     n/a
00   32.96

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 14.84%, 2nd quarter, 2000; and Worst Quarter was up 0.70%, 4th quarter, 2000.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -18.24%        15.38%
--------------------------------------------------------------------------------
S&P 500 Index                                               -9.10%        17.94%
--------------------------------------------------------------------------------
Russell 3000 Index                                          -7.46%        17.18%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index returns are from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   27.46
98   28.55
99   25.96
00  -18.24

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 28.97%, 4th quarter, 1998; and Worst Quarter was down -16.20%, 3rd quarter, 1998.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 25% of its total assets in foreign securities.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -24.42%        22.27%
--------------------------------------------------------------------------------
S&P 500 Index                                               -9.10%        17.94%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97    4.84
98   63.68
99   72.32
00  -24.42

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 44.69%, 4th quarter, 1999; and Worst Quarter was down -27.33%, 4th quarter, 2000.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund generally invests in a widely-diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risks and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                               -7.10%         4.76%
--------------------------------------------------------------------------------
Russell 2000
Growth Index                                               -22.43%         7.08%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   17.48
98   -4.30
99   13.25
00   -7.10

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 18.58%, 4th quarter, 1999; and Worst Quarter was down -28.39%, 3rd quarter, 1998.

The Alliance Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. The Fund may invest in a broad range of companies, from large to small, but tends to emphasize attractive opportunities in mid-cap companies. While the Fund's diversified and high-quality investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have currency risk and foreign risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -15.68%        12.48%
--------------------------------------------------------------------------------
S&P 400 Mid-Cap Index                                       17.50%        21.43%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   36.27
98   -2.41
99   33.95
00  -15.68

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 26.29%, 4th quarter, 1999; and Worst Quarter was down -24.17%, 3rd quarter, 1998.

TOTAL RETURN FUNDS

The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.

Alliance Growth and Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                               13.84%        20.28%
--------------------------------------------------------------------------------
Russell 1000 Value
Index                                                        7.01%        16.67%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   29.57
98   21.48
99   11.33
00   13.84

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 23.28%, 4th quarter, 1998; and Worst Quarter was down -13.76%, 3rd quarter, 1998.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is high return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but the Fund will not purchase a security if, as a result, less than 25% of the Fund's total assets will be invested in fixed-income senior securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.

Among the principal risks of investing in the Fund are market risk, interest rate risk, allocation risk and credit risk. To the extent the Fund invests in foreign securities, your investment has foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                               12.75%        15.46%
--------------------------------------------------------------------------------
S&P 500 Index                                               -9.10%        17.94%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   27.43
98   16.03
99    5.22
00   12.75

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.52%, 4th quarter, 1998; and Worst Quarter was down -6.36%, 3rd quarter, 1998.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 35% of its total assets in high-quality, U.S. Dollar or foreign currency denominated, fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At December 31, 2000, the Fund had approximately 37% of its assets invested in securities of United Kingdom issuers.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                               -8.61%        15.76%
--------------------------------------------------------------------------------
MSCI Europe Index                                           -8.14%        15.64%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   17.08
98   25.39
99   26.53
00   -8.61

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 24.91%, 4th quarter, 1999; and Worst Quarter was down -19.61%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies that are undergoing, or have undergone, privatization. The Fund also invests in securities of companies that will benefit from privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because the Fund invests in companies that are undergoing, or have undergone, privatization, it has industry/sector risk. These companies could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -25.06%        10.80%
--------------------------------------------------------------------------------
MSCI World Index
(minus the U.S.)                                           -13.16%         8.37%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97   13.45
98    9.33
99   56.62
00  -25.06

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 34.27%, 4th quarter, 1999; and Worst Quarter was down -17.42%, 3rd quarter, 1998.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 50 companies, with the 30 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of securities than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -25.04%         3.80%
--------------------------------------------------------------------------------
MSCI EAFE Index                                            -13.96%         5.15%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 3/3/98. Since inception index return is from 3/31/98.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97     n/a
98     n/a
99   47.51
00  -25.04

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 30.50%, 4th quarter, 1999; and Worst Quarter was down -11.70%, 3rd quarter, 2000.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market (or less than approximately $1.5 billion). Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries including the U.S.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -17.94%         8.09%
--------------------------------------------------------------------------------
MSCI World Index                                           -12.92%        12.70%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97    8.44
98    3.81
99   46.91
00  -17.94

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 32.13%, 4th quarter, 1999; and Worst Quarter was down -22.96%, 3rd quarter, 1998.

Alliance International Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is total return from long-term growth of capital and income primarily through investment in a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. The Fund diversifies its investments broadly among countries and normally invests in companies in at least three foreign countries, although it may invest a substantial portion of its assets in companies in one or more foreign countries.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -19.53%         5.10%
--------------------------------------------------------------------------------
MSCI EAFE Index                                            -13.96%         8.06%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97    1.59
98    9.96
99   35.12
00  -19.53

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 26.08%, 4th quarter, 1999; and Worst Quarter was down -17.80%, 3rd quarter, 1998.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of December 31, 2000 the Fund had approximately 70% of its assets invested in securities of Hong Kong companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency rate risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -24.27%        -2.50%
--------------------------------------------------------------------------------
MSCI China Free Index                                      -32.19%       -32.50%
--------------------------------------------------------------------------------
MSCI Hong Kong Index                                       -14.74%        -1.88%
--------------------------------------------------------------------------------
MSCI Taiwan Index                                          -44.90%       -17.39%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 9/3/97. Since inception index returns are from 9/30/97.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97     n/a
98   -7.87
99   83.38
00  -24.27

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 49.44%, 4th quarter, 1999; and Worst Quarter was down -26.92%, 2nd quarter, 1998.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. At December 31, 2000, the Fund had approximately 49% of its total assets invested in securities of Japanese companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, the Fund's investments in debt securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                           Since
                                                            1 Year     Inception
--------------------------------------------------------------------------------
Advisor Class                                              -40.27%        -6.91%
--------------------------------------------------------------------------------
MSCI All Country Asia
Pacific Index                                              -28.15%        -4.15%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 2000. Advisor Class shares inception date is 10/1/96. Since inception index return is from 10/31/96.

BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

  [The following table was depicted as a bar chart in the printted material.]

Calendar Year End

91     n/a
92     n/a
93     n/a
94     n/a
95     n/a
96     n/a
97  -34.83
98  -12.15
99  119.50
00  -40.27

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 39.04%, 4th quarter, 1999; and Worst Quarter was down -22.22%, 4th quarter, 2000.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the Alliance Stock Funds are subject to market risk.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry or group of related industries. Market or economic factors affecting that industry could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Health Care Fund, Alliance Technology Fund and Alliance Worldwide Privatization Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Alliance Growth Fund and The Alliance Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets or financial resources. Alliance Health Care Fund, Alliance Quasar Fund and Alliance Global Small Cap Fund are particularly subject to this risk.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by the higher interest rate income. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund and Alliance Balanced Shares. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").

CREDIT RISK

This is the risk that the issuer of a security, or the other party to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest more of their assets in lower-rated securities.

FOREIGN RISK

This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

COUNTRY OR GEOGRAPHIC RISK

This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance Health

Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

MANAGEMENT RISK

Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK

Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

------------------------------------------------------------------------------------------------------------------------------------
                                   Industry/ Capital-  Interest                 Country or                      Focused
                            Market  Sector    ization    Rate  Credit  Foreign  Geographic  Currency  Manage-  Portfolio  Allocation
Fund                         Risk    Risk      Risk      Risk   Risk    Risk       Risk       Risk   ment Risk   Risk        Risk
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Fund   o                                                                         o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Health Care Fund      o       o         o                        o                     o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Fund           o                 o         o      o       o                              o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Fund       o       o                                  o                     o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Fund           o                 o                                                       o
------------------------------------------------------------------------------------------------------------------------------------
The Alliance Fund              o                 o                                                       o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and
Income Fund                    o                           o      o                                      o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced Shares       o                           o      o                                      o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance New Europe Fund       o                                          o          o          o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund             o                                          o          o          o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International
Premier Growth Fund            o                                          o                     o        o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global Small Cap
Fund                           o                 o                        o                     o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International Fund    o                                          o          o          o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Greater China '97
Fund                           o                                          o          o          o        o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance All-Asia Investment
Fund                           o                                          o          o          o        o
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                             Advisor Class Share
                                                             ------------------
Maximum Front-end or Deferred Sales Charge (Load)            None
(as a percentage of original purchase
price or redemption proceeds,
whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

               Operating Expenses                             Examples
---------------------------------------------       ----------------------------

Alliance Premier Growth Fund

Management fees                             .91%    After 1 year         $  113
Distribution (12b-1) fees                  None     After 3 years        $  353
Other expenses                              .20%    After 5 years        $  612
                                          -----
Total fund operating expenses              1.11%    After 10 years       $1,352
                                          =====

Alliance Health Care Fund

Management fees                             .95%    After 1 year         $  168
Distribution (12b-1) fees                  None     After 3 years (c)    $  520
Other expenses                              .70%    After 5 years (c)    $  897
                                          -----
Total fund operating expenses (a)          1.65%    After 10 years (c)   $1,955
                                          =====

Alliance Growth Fund

Management fees                             .67%    After 1 year         $   85
Distribution (12b-1) fees                  None     After 3 years        $  265
Other expenses                              .16%    After 5 years        $  460
                                          -----
Total fund operating expenses               .83%    After 10 years       $1,025
                                          =====

Alliance Technology Fund

Management fees                            1.00%    After 1 year         $  121
Distribution (12b-1) fees                  None     After 3 years        $  378
Other expenses                              .19%    After 5 years        $  654
                                          -----
Total fund operating expenses              1.19%    After 10 years       $1,443
                                          =====

Alliance Quasar Fund

Management fees                            1.01%    After 1 year         $  142
Distribution (12b-1) fees                  None     After 3 years        $  440
Other expenses                              .38%    After 5 years        $  761
                                          -----
Total fund operating expenses              1.39%    After 10 years       $1,669
                                          =====

The Alliance Fund

Management fees                             .67%    After 1 year         $   85
Distribution (12b-1) fees                  None     After 3 years        $  265
Other expenses                              .16%    After 5 years        $  460
                                          -----
Total fund operating expenses               .83%    After 10 years       $1,025
                                          =====

--------------------------------------------------------------------------------
Please refer to footnotes on page 23.

               Operating Expenses                             Examples
---------------------------------------------       ----------------------------

Alliance Growth and
Income Fund(d)

Management fees                             .62%    After 1 year         $   83
Distribution (12b-1) fees                  None     After 3 years        $  259
Other expenses                              .19%    After 5 years        $  450
                                          -----
Total fund operating expenses               .81%    After 10 years       $1,002
                                          =====

Alliance Balanced Shares Fund

Management fees                             .56%    After 1 year         $   88
Distribution (12b-1) fees                  None     After 3 years        $  274
Other expenses                              .30%    After 5 years        $  477
                                          -----
Total fund operating expenses               .86%    After 10 years       $1,061
                                          =====

Alliance New Europe Fund

Management fees                             .92%    After 1 year         $  136
Distribution (12b-1) fees                  None     After 3 years        $  425
Other expenses                              .42%    After 5 years        $  734
                                          -----
Total fund operating expenses              1.34%    After 10 years       $1,613
                                          =====

Alliance Worldwide
Privatization Fund

Management fees                            1.00%    After 1 year         $  146
Distribution (12b-1) fees                  None     After 3 years        $  452
Other expenses                              .43%    After 5 years        $  782
                                          -----
Total fund operating expenses              1.43%    After 10 years       $1,713
                                          =====

Alliance International
Premier Growth Fund

Management fees                            1.00%    After 1 year         $  164
Distribution (12b-1) fees                  None     After 3 years        $  508
Other expenses                              .61%    After 5 years        $  876
                                          -----
Total fund operating expenses              1.61%    After 10 years       $1,911
                                          =====

Alliance Global
Small Cap Fund

Management Fees                            1.00%    After 1 year         $  172
Distribution (12b-1) Fees                  None     After 3 years        $  533
Other Expenses                              .69%    After 5 years        $  918
                                          -----
Total fund operating expenses              1.69%    After 10 years       $1,998
                                          =====

Alliance International Fund

Management fees                            1.03%    After 1 year         $  158
Distribution (12b-1) fees                  None     After 3 years (c)    $  518
Interest Expense                            .01%    After 5 years (c)    $  901
Other expenses                              .65%    After 10 years (c)   $1,967
                                          -----
Total fund operating expenses              1.69%
                                          =====
Waiver and/or expense
reimbursement (b)                          (.14)%
                                          =====
Net expenses                               1.55%
                                          =====

Alliance Greater

China '97 Fund
Management fees                            1.00%    After 1 year         $  225
Distribution (12b-1) fees                  None     After 3 years (c)    $2,110
Other expenses                             8.61%    After 5 years (c)    $3,826
                                          -----
Total fund operating expenses              9.61%    After 10 years (c)   $7,469
                                          =====
Waiver and/or expense
reimbursement (b)                         (7.39)%
                                          =====
Net expenses                               2.22%
                                          =====

--------------------------------------------------------------------------------
Please refer to footnotes on page 23.

               Operating Expenses                             Examples
---------------------------------------------       ----------------------------

Alliance All-Asia
Investment Fund

Management fees                            1.00%    After 1 year         $  222
Distribution (12b-1) fees                  None     After 3 years        $  685
Administration fees                         .15%    After 5 years        $1,175
Other operating expenses                   1.04%    After 10 years       $2,524
                                          -----
Total fund operating expenses              2.19%
                                          =====

--------------------------------------------------------------------------------
(a) Expenses stated do not reflect voluntary fee waivers. Net of these fee waivers, other expenses were .66% and total fund operating expenses were 1.61%.
(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the end of the Fund's current fiscal year and may be extended by Alliance for additional one year terms.
(c) These examples assume that Alliance's agreement to waive management fees and/or reimburse Fund expenses is not extended beyond its initial period.
(d) Reflects the increase in the advisory fee effective as of December 7, 2000.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES OR COUNTRIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

European company is a company (i) organized under the laws of a European country that issues equity or debt securities that are traded principally on a European stock exchange, or (ii) a company that derives 50% or more of its total revenues or profits from businesses in Europe.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of Non-U.S. company above, are considered to be issued by a U.S. company.

RATING AGENCIES, RATED SECURITIES AND INDEXES

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. & Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the Funds' investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o     invest up to 5% of its net assets in rights or warrants; and

o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Health Care Fund

Alliance Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 65%, and normally substantially all, of its total assets in securities issued by companies principally engaged in Health Care Industries.

The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

While the Fund anticipates that a substantial portion of its portfolio will be invested in the securities of U.S. companies, the Fund is not limited to investing in such securities. Many companies in the forefront of world medical technology are located outside the United States, primarily in Japan and Europe. Accordingly, the Fund may invest up to 40% of its total assets in foreign securities, including up to 25% in issuers located in any one foreign country. However, no more than 5% of the Fund's total net assets may be invested in securities of issuers located in emerging market countries.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provide for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals, as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;

o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care
Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o     enter into forward commitments for the purchase or sale of securities;

o make secured loans of portfolio securities of up to 20% of its total assets; and

o     enter into repurchase agreements.

Alliance Growth Fund

Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities although not generally in excess of 20% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on future contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets.

Alliance Technology Fund

Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Fund normally will have at least 80% of its assets invested in the securities of these companies. The Fund normally will have substantially all its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities, and up to 25% of its total assets in foreign securities.

The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund

Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to a company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o purchase and sell forward and futures contracts and options on the securities for hedging purposes;

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets; and

o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

The Alliance Fund

The Alliance Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets; and

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.

While the diversification and generally high quality of the Fund's investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective.

TOTAL RETURN FUNDS

The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.

Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.

The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purpose; and

o make secured loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

Alliance Balanced Shares

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed income senior securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.

The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of the value of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes;

o subject to market conditions, write covered call options listed on a domestic exchange to realize income; and

o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned).

As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund

Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund intends to invest substantially all of its assets in the equity securities of European companies and has a fundamental policy of normally investing at least 65% of its total assets in these securities. The Fund may invest up to 35% of its total assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

The Fund expects that it will invest primarily in the more established and liquid markets in Europe. However, the Fund may also invest in the lesser-developed markets in Europe including those countries in Southern and Eastern Europe, as well as the former communist countries in the Soviet Union. The Fund does not expect to invest more than 20% of its total assets in these developing markets under normal circumstances or more than 10% of its total assets in issuers based in any one of these developing countries.

In managing the Fund, Alliance utilizes a disciplined approach to invest on a bottom-up basis in those companies exhibiting the best available combination of sustainable fundamental growth at a reasonable price. Alliance's approach emphasizes proprietary qualitative and quantitative inputs provided by its in-house analysts. Internal analysis focuses primarily on large to upper-medium capitalization stocks (those with a market value of $3 billion and above). Country and industry exposures are by-products of the stock selection process. Alliance does not actively manage currency exposures for this Fund but may hedge underlying exposures back to U.S. Dollars when conditions are perceived to be extreme.

Stock selection focuses on companies in growth industries that exhibit above-average growth based on a competitive or sustainable advantage based on brand, technology, or market share. A stock is typically sold when its relative fundamentals are no longer as attractive as other investment opportunities available to the Fund. This may be a function of the stock having achieved its fair market value, deterioration in fundamentals relative to Alliance's expectations, or because the management team loses confidence in company management.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund's investment policies do not require that the Fund concentrate its investments in any single country. However, these policies also do not prevent the Fund from concentrating its investments in a single country and in recent years the Fund has invested more than 25% of its total assets in the United Kingdom. The Fund may invest without limit in any single European country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";

o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     enter into standby commitment agreements;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into forward commitments.

The Fund's investments in foreign countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.

Alliance Worldwide Privatization Fund

Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below), although normally significantly more of its assets will be invested in such securities. The balance of its investments will include securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may maintain no more than 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may invest up to 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund

Alliance International Premier Growth Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 30 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects that the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.

Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments, Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the Alliance Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in approximately 30 of the most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o     invest up to 20% of its total assets in convertible securities;

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;

o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund

Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalizations. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies, or market capitalizations of up to about $1.5 billion. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 65% of its assets in equity securities of these smaller capitalization companies. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.

The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation. Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.

The Fund's investments in international companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.

Alliance International Fund

Alliance International Fund seeks a total return on its assets from long-term growth of capital and from income primarily through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and foreign government securities. Normally, the Fund will invest more than 80% of its assets in these types of companies.

The Fund expects to invest primarily in common stocks of established international companies that Alliance believes have potential for capital appreciation or income or both, but the Fund is not required to invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of investment grade security, including convertible securities, as well as in warrants, or obligations of the U.S. or foreign governments and their political subdivisions.

The Fund intends to diversify its investments broadly among countries and normally invests in at least three foreign countries, although it may invest a substantial portion of its assets in one or more of these countries. The Fund may invest in companies, wherever organized, that Alliance judges have their principal activities and interests outside the U.S. These companies may be located in developing countries, which involves exposure to economic structures that are generally less diverse and mature and to political systems that can be expected to have less stability than those of developed countries. The Fund currently does not intend to invest more than 10% of its total assets in companies in, or governments of, developing countries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o write covered call or put options, sell and purchase U.S. or foreign exchange-listed put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and stock index futures, and purchase and write put and call options on futures contracts traded on U.S. or foreign exchanges or over-the-counter;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     make loans of portfolio securities of up to 30% of its total assets; and

o enter into repurchase agreements of up to seven days' duration for up to 10% of the Fund's total assets.

Investments in foreign countries may have more risk because they tend to be more volatile than the U.S. stock market. To the extent that the Fund invests a substantial amount of its assets in a particular foreign country, an investment in the Fund has the risk that market changes or other events affecting that country may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Greater China '97 Fund

Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment of at least 80% of its total assets in equity securities issued by Greater China companies. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.

Alliance believes that over the long term conditions are favorable for expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging companies. Appendix A has additional information about the Greater China countries.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities, and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration, the Fund will sell of that security.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.

The Fund's investments in Greater China companies will be significantly more volatile and may differ significantly from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance All-Asia Investment Fund

Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest at least 80% of its total assets in Asian companies and Asian debt securities, but also may invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.

In the past decade, Asian countries generally have experienced a high level of real economic growth due to political and economic changes, including foreign investment and reduced government intervention in the economy. Alliance believes that certain conditions exist in Asian countries that create the potential for continued rapid economic growth. These conditions include favorable demographics and competitive wage rates, increasing levels of foreign direct investment, rising per capita incomes and consumer demand, a high savings rate, and numerous privatization programs. Asian countries also are becoming more industrialized and are increasing their intra-Asian exports while reducing their dependence on Western export demand. Alliance believes that these conditions are important to the long-term economic growth of Asian countries.

As the economies of many Asian countries move through the "emerging market" stage, thus increasing the supply of goods, services and capital available to less developed Asian markets and helping to spur economic growth in those markets, the potential is created for many Asian companies to experience rapid growth. In addition, many Asian companies that have securities listed on exchanges in more developed Asian countries will be participants in the rapid economic growth of the lesser-developed countries. These companies generally offer the advantages of more experienced management and more developed market regulation.

As their economies have grown, the securities markets in Asian countries have also expanded. New exchanges have been created and the number of listed companies, annual trading volume, and overall market capitalization have increased significantly. Additionally, new markets continue to open to foreign investments. The Fund also offers investors the opportunity to access relatively restricted markets. Alliance believes that investment opportunities in Asian countries will continue to expand.

The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.

The Fund will primarily invest in investment grade debt securities, but may maintain no more than 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.


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

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Health Care Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund or Alliance All-Asia Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance International Fund will not enter into a forward contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's, Alliance Global Small Cap Fund's and Alliance International Fund's investments in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except the limit is 10% for Alliance Health Care Fund, Alliance International Fund, Alliance Technology Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for The Alliance Fund and Alliance Growth Fund. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they may be less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).

Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund will purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund, Alliance Quasar Fund, Alliance Balanced Shares, and Alliance Growth and Income Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund; Alliance Quasar Fund, Alliance Balanced Shares, and Alliance Growth and Income Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales. The other Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance New Europe Fund and 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, of the Fund's assets at the time of making the commitment.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not achieve their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. These risks may be heightened when investing in emerging markets.

Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, and a substantial portion of the assets of Alliance Global Small Cap Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Alliance International Fund, Alliance New Europe Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, and/or Greater China issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.

Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund and Alliance Greater China '97 Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

Extreme Governmental Action; Less Protective Laws. In contrast to investing in the U.S., foreign investment may involve in certain situations greater risk of nationalization, expropriation, confiscatory taxation, currency blockage or other extreme governmental action which could adversely impact a Fund's investments. In the event of certain such actions, a Fund could lose its entire investment in the country involved. In addition, laws in various foreign countries, including in certain respects each of the Greater China countries, governing, among other subjects, business organization and practices, securities and securities trading, bankruptcy and insolvency may provide less protection to investors such as the Fund than provided under United States laws.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or

BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Fund's Adviser is Alliance Capital Management, L.P. 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 2000 totaling more than $454 billion (of which more than $175 billion represented assets of investment companies). As of December 31, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by Alliance, comprising 135 separate investment portfolios, currently have more than 6.5 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:

                                           Fee as a percentage of      Fiscal
Fund                                      average daily net assets*  Year Ending
----                                      -------------------------  -----------

Alliance Premier Growth
   Fund                                                 .91%          11/30/00
Alliance Health Care Fund                               .95            6/30/00
Alliance Growth Fund                                    .67           10/31/00
Alliance Technology Fund                               1.00           11/30/00
Alliance Quasar Fund                                   1.01            9/30/00
The Alliance Fund                                       .67           11/30/00
Alliance Growth and Income
   Fund                                                 .62**         10/31/00
Alliance Balanced Shares
   Fund                                                 .56            7/31/00
Alliance New Europe Fund                                .92            7/31/00
Alliance Worldwide
   Privatization Fund                                  1.00            6/30/00
Alliance International
   Premier Growth Fund                                 1.00           11/30/00
Alliance Global Small Cap
   Fund                                                1.00            7/31/00
Alliance International Fund                             .87            6/30/00
Alliance Greater China
   '97 Fund                                             .00            7/31/00
Alliance All-Asia Investment
   Fund                                                1.00           10/31/00

--------------------------------------------------------------------------------
* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.
**    Reflects the increase in the advisory fee effective December 7, 2000.

In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by

Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.

Portfolio Managers
The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                   Principal Occupation
                                                   During the Past
Fund                 Employee; Year; Title         Five (5) Years
--------------------------------------------------------------------------------

Alliance Premier     Alfred Harrison; since        *
Growth Fund          inception--Vice Chairman
                     of Alliance Capital
                     Management Corporation
                     (ACMC)**

Alliance Health      Norman Fidel; since inception *
Care Fund            --Senior Vice President
                     of ACMC

Alliance Growth      Jane Mack Gould; since 2000   *
Fund                 --Senior Vice President
                     of ACMC

                     Alan Levi; since 2000         *
                     --Senior Vice President
                     of ACMC

Alliance Technology  Peter Anastos; since 1992     *
Fund                 --Senior Vice President
                     of ACMC

                     Gerald T. Malone; since 1992  *
                     --Senior Vice President
                     of ACMC

Alliance Quasar      Bruce Aronow; since 1999      Associated with Alliance
Fund                 --Senior Vice President       since 1999; prior
                     of ACMC                       thereto, Vice President at
                                                   Invesco since 1998; prior
                                                   thereto, Vice President at
                                                   LGT Asset Management since
                                                   1996

The Alliance Fund    Michael J. Keohane; since     Associated with Alliance
                     2000--Senior Vice President    since 1998; prior
                     of ACMC                       thereto, Vice President
                                                   and equity research analyst
                                                   at J.P. Morgan Investment
                                                   Management since prior to
                                                   1996
                     Tara Yeager; since 2000
                     --Vice President of ACMC      *

Alliance Growth and  Paul Rissman; since 1994
Income Fund          --Senior Vice President
                     of ACMC

Alliance Balanced    Paul Rissman; since 1997      *
Shares Fund          --(see above)

Alliance New Europe  Steven Beinhacker; since 1997 *
Fund                 --Senior Vice President
                     of ACMC

Alliance Worldwide   Mark H. Breedon; since        *
Privatization Fund   inception, Vice President
                     of ACMC and Director
                     and Senior Vice President
                     of Alliance Capital Limited***

Alliance
International        Alfred Harrison; since 1998   *
Premier              --(see above)
Growth Fund

                     Thomas Kamp; since 1998       *
                     --Senior Vice President
                     of ACMC

Alliance Global      Bruce Aronow; since 1999      (see above)
Small Cap Fund       --(see above)

                     Mark D. Breedon; since 1998   *
                     --(see above)

Alliance             Edward Baker III; since 2000  *
International Fund   --Senior Vice President
                     of ACMC

Alliance Greater     Matthew W.S. Lee; since 1997  Associated with
China '97 Fund       --Vice President of ACMC      Alliance since 1997;
                                                   prior thereto,
                                                   associated with
                                                   National Mutual Funds
                                                   Management (Asia) and
                                                   James Capel and Co.

Alliance All-Asia    Hiroshi Motoki; since 1998    *
Investment Fund      --Senior Vice President
                     of ACMC and director of
                     Japanese/Asian Equity
                     research

                     Manish Singhai; since 2000    Associated with
                     --Vice President of ACMC      Alliance since 1998;
                                                   prior thereto, associated
                                                   with Caspian Securities Ltd.
                                                   as head of Asian technology
                                                   research

--------------------------------------------------------------------------------
* Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.
**    The sole general partner of Alliance.
***   An indirect wholly-owned subsidiary of Alliance.

Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance. As of December 31, 2000, the assets in the Historical Portfolios totaled approximately $12 billion and the average size of an institutional account in the Historical Portfolio was approximately $431 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to those accounts. The performance data is computed in accordance with standards formulated by the Association of Investment Management and Research and has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.

The Lipper Large Cap Growth Fund Index is prepared by Lipper, Inc. and represents a composite index of the investment performance for the 30 largest large capitalization growth mutual funds. The composite investment performance of the Lipper Large Cap Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.

The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

Schedule of Composite Investment Performance--Historical Portfolios*

                                                                               Lipper
                                                                Russell       Large Cap
                      Premier     Historical      S&P 500         1000          Growth
                       Growth     Portfolios       Index      Growth Index    Fund Index
                         Fund   Total Return**  Total Return  Total Return   Total Return
Year ended
December:
2000***.......        -23.28%        -18.19%       -9.10%        -22.42%       -19.68%
1999***.......         23.51          29.67        21.03          33.16         34.82
1998***.......         42.97          52.16        28.60          38.71         36.47
1997***.......         27.05          34.64        33.36          30.49         27.59
1996***.......         18.84          22.06        22.96          23.12         20.56
1995***.......         40.66          39.83        37.58          37.19         34.92
1994..........         (9.78)         (4.82)        1.32           2.66         (0.82)
1993..........          5.35          10.54        10.08           2.90         10.66
1992..........            --          12.18         7.62           5.00          6.89
1991..........            --          38.91        30.47          41.16         37.34
1990..........            --          (1.57)       (3.10)         (0.26)        (1.82)
1989..........            --          38.80        31.69          35.92         32.30
1988..........            --          10.88        16.61          11.27         10.84
1987..........            --           8.49         5.25           5.31          3.33
1986..........            --          27.40        18.67          15.36         16.75
1985..........            --          37.41        31.73          32.85         32.85
1984..........            --          (3.31)        6.27           (.95)        (4.25)
1983..........            --          20.80        22.56          15.98         22.63
1982..........            --          28.02        21.55          20.46         28.91
1981..........            --          (1.09)       (4.92)        (11.31)        (0.06)
1980..........            --          50.73        32.50          39.57         47.73
1979..........            --          30.76        18.61          23.91         29.90
Cumulative
total return
for the period
January 1, 1979 to
December 31, 2000         --        5001.33%     2787.47%       2455.02%      3209.45%

--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge.
** Assumes imposition of the maximum advisory fee charged by Alliance for any Historical Portfolio for the period involved.
*** During this period, the Historical Portfolios differed from Alliance Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 2000 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS

                                                                   Lipper
                                                    Russell       Large Cap
                   Premier  Historical    S&P 500     1000          Growth
                    Growth  Portfolios     Index  Growth Index    Fund Index

One year......     -23.28%     -18.19%     -9.10%  -22.42%          -19.68%
Three years...      13.90       17.30      12.26    12.74            13.90
Five years....      19.46       21.55      18.33    18.15            17.85
Ten years.....      18.45*      19.79      17.44    17.33            17.32
Since January 1,
1979..........         --       19.57      16.52    15.87            17.24

--------------------------------------------------------------------------------
*     Since inception on 9/28/92.

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund.

HOW TO BUY SHARES

You may purchase Advisor Class shares through your financial representative at NAV. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. You may purchase and hold shares solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter, Alliance Fund Distributors, Inc. or AFD;

o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets;

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares to be approved by AFD for investment in Advisor Class shares. The Fund's Statement of Additional Information has more detailed information about who may purchase and hold Advisor Class shares.

A Fund may refuse any order to purchase Advisor Class shares. In particular, the Funds reserve the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Advisor Class shares for Advisor Class shares of other Alliance Mutual Funds. Exchanges of Advisor Class shares are made at the next-determined NAV, without any sales or service charge. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial representative.

o Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o Selling Shares Directly to the Fund

By Mail:

      --Send a signed letter of instruction or stock power, along with certificates, to:

                     Alliance Global Investor Services, Inc.
                                  P.O. Box 1520
                            Secaucus, N.J. 07906-1520
                                  800-221-5672

      --For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

      --You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      --A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

      --If you have selected electronic funds transfer in your Subscription
        Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      --Redemption requests by electronic funds transfer may not exceed
        $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      --Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

OTHER

If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale, or exchange of Advisor Class shares of a Fund that are different from those described in this prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the day following the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network. There is no sales or other charge on the reinvestment of Fund dividends and distributions.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

For federal income tax purposes, the Fund's dividend distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. See the Fund's SAI for a further explanation of these tax issues.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------

Conversion

As described above, Advisor Class shares may be held solely through certain fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or to be associated with an eligible investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge.

Description of Class A Shares

The Class A shares of each Fund have a distribution fee of .30% under the Fund's Rule 12b-1 plan that allows the Fund to pay distribution and service fees for the distribution and sale of its shares. Because this fee is paid out of the Fund's assets, Class A shares have a higher expense ratio and may pay lower dividends and may have a lower NAV than Advisor Class shares.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent accountants for The Alliance Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance Health Care Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent auditors for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance International Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance Greater China '97 Fund, whose reports, along with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request.

                                                            Income from Investment Operations
                                                  -----------------------------------------------------
                                                                            Net Gains
                                     Net Asset                            or Losses on
                                        Value,                             Securities        Total from
                                     Beginning     Net Investment        (both realized      Investment
    Fiscal Year or Period            of Period      Income (Loss)        and unrealized)     Operations
    ---------------------            ---------      -------------        ---------------     ----------
Alliance Premier Growth Fund
   Year ended 11/30/00 .....          $ 36.25          $(.14)(b)             $ (3.76)          $ (3.90)
   Year ended 11/30/99 .....            27.71           (.17)(b)                9.32              9.15
   Year ended 11/30/98 .....            22.10           (.07)(b)                7.14              7.07
   Year ended 11/30/97 .....            17.99           (.06)(b)                5.25              5.19
   10/2/96+ to 11/30/96 ....            15.94           (.01)(b)                2.06              2.05

Alliance Health Care Fund
   8/27/99++ to 6/30/00 ....          $ 10.00          $(.03)(b)(c)          $  2.57           $  2.54

Alliance Growth Fund
   Year ended 10/31/00 .....          $ 56.88          $(.02)(b)             $  3.75           $  3.73
   Year ended 10/31/99 .....            47.47            .02(b)                13.10             13.12
   Year ended 10/31/98 .....            44.08            .08(b)                 6.22              6.30
   Year ended 10/31/97 .....            34.91           (.05)(b)               10.25             10.20
   10/2/96+ to 10/31/96 ....            34.14           0.00                     .77               .77

Alliance Technology Fund
   Year ended 11/30/00 .....          $112.59          $(.91)(b)             $(11.04)          $(11.95)
   Year ended 11/30/99 .....            69.04           (.68)(b)               49.40             48.72
   Year ended 11/30/98 .....            54.63           (.50)(b)               15.49             14.99
   Year ended 11/30/97 .....            51.17           (.45)(b)                4.33              3.88
   10/2/96+ to 11/30/96 ....            47.32           (.05)(b)                3.90              3.85

Alliance Quasar Fund
   Year ended 9/30/00 ......          $ 24.01          $(.30)(b)             $  7.36           $  7.06
   Year ended 9/30/99 ......            22.37           (.15)(b)                2.80              2.65
   Year ended 9/30/98 ......            30.42           (.09)(b)               (6.73)            (6.82)
   10/2/96+ to 9/30/97 .....            27.82           (.17)(b)                6.88              6.71

The Alliance Fund
   Year ended 11/30/00 .....          $  7.58          $(.02)(b)             $ (1.06)          $ (1.08)
   Year ended 11/30/99 .....             5.98           (.01)(b)                2.00              1.99
   Year ended 11/30/98 .....             8.69           (.01)(b)                (.53)             (.54)
   Year ended 11/30/97 .....             7.71           (.02)(b)                2.10              2.08
   10/2/96+ to 11/30/96 ....             6.99           0.00                     .72               .72

Alliance Growth and
Income Fund
   Year ended 10/31/00 .....          $  3.71          $ .05(b)              $   .54           $   .59
   Year ended 10/31/99 .....             3.44            .04(b)                  .63               .67
   Year ended 10/31/98 .....             3.48            .04(b)                  .43               .47
   Year ended 10/31/97 .....             3.00            .05(b)                  .87               .92
   10/2/96+ to 10/31/96 ....             2.97           0.00                     .03               .03

Alliance Balanced Shares
   Year ended 7/31/00 ......          $ 15.64          $ .43(b)              $   .50           $   .93
   Year ended 7/31/99 ......            15.98            .39(b)                 1.29              1.68
   Year ended 7/31/98 ......            16.17            .37(b)                 1.87              2.24
   10/2/96+ to 7/31/97 .....            14.79            .23(b)                 3.22              3.45

Alliance New Europe Fund
   Year ended 7/31/00 ......          $ 18.58          $(.01)(b)             $  3.52           $  3.51
   Year ended 7/31/99 ......            21.79            .13(b)                 (.78)             (.65)
   Year ended 7/31/98 ......            18.57            .08(b)                 5.28              5.36
   10/2/96+ to 7/31/97 .....            16.25            .11(b)                 3.76              3.87

Alliance Worldwide
Privatization Fund
   Year ended 6/30/00 ......          $ 11.77          $0.00                 $  2.82           $  2.82
   Year ended 6/30/99 ......            12.63            .02(b)                  .93               .95
   Year ended 6/30/98 ......            13.23            .19(b)                  .80               .99
   10/2/96+ to 6/30/97 .....            12.14            .18(b)                 2.52              2.70

Alliance International
Premier Growth Fund
   Year ended 11/30/00 .....          $ 13.27          $(.09)(b)             $ (2.16)          $ (2.25)
   Year ended 11/30/99 .....             9.64           (.12)(b)(c)             3.75              3.63
   3/3/98++ to 11/30/98 ....            10.00            .01(b)(c)              (.37)             (.36)

Alliance Global
Small Cap Fund
   Year ended 7/31/00 ......          $ 11.74          $(.12)(b)             $  3.86           $  3.74
   Year ended 7/31/99 ......            12.20           (.07)(b)                 .77               .70
   Year ended 7/31/98 ......            12.89           (.07)(b)                 .37               .30
   10/2/96+ to 7/31/97 .....            12.56           (.08)(b)                1.97              1.89

                                            Less Dividends and Distributions               Less Distributions
                                      ---------------------------------------------        ------------------

                                      Dividends      Distributions                               Total            Net Asset
                                       from Net       in Excess of    Distributions            Dividends           Value,
                                      Investment     Net Investment      from                     and              End of
    Fiscal Year or Period               Income           Income       Capital Gains           Distributions         Period
    ---------------------             ----------     --------------   -------------           -------------       --------
Alliance Premier Growth Fund
   Year ended 11/30/00 .....            $ 0.00           $0.00           $(2.36)                 $ (2.36)          $ 29.99
   Year ended 11/30/99 .....              0.00            0.00             (.61)                    (.61)            36.25
   Year ended 11/30/98 .....              0.00            0.00            (1.46)                   (1.46)            27.71
   Year ended 11/30/97 .....              0.00            0.00            (1.08)                   (1.08)            22.10
   10/2/96+ to 11/30/96 ....              0.00            0.00             0.00                     0.00             17.99

Alliance Health Care Fund
   8/27/99++ to 6/30/00 ....            $ 0.00           $0.00           $ 0.00                  $  0.00           $ 12.54

Alliance Growth Fund
   Year ended 10/31/00 .....            $ 0.00           $0.00           $(7.44)                 $ (7.44)          $ 53.17
   Year ended 10/31/99 .....              0.00            0.00            (3.71)                   (3.71)            56.88
   Year ended 10/31/98 .....              0.00            0.00            (2.91)                   (2.91)            47.47
   Year ended 10/31/97 .....              0.00            0.00            (1.03)                   (1.03)            44.08
   10/2/96+ to 10/31/96 ....              0.00            0.00             0.00                     0.00             34.91

Alliance Technology Fund
   Year ended 11/30/00 .....            $ 0.00           $0.00           $(4.04)                 $ (4.04)          $ 96.60
   Year ended 11/30/99 .....              0.00            0.00            (5.17)                   (5.17)           112.59
   Year ended 11/30/98 .....              0.00            0.00             (.58)                    (.58)            69.04
   Year ended 11/30/97 .....              0.00            0.00             (.42)                    (.42)            54.63
   10/2/96+ to 11/30/96 ....              0.00            0.00             0.00                     0.00             51.17

Alliance Quasar Fund
   Year ended 9/30/00 ......            $ 0.00           $0.00           $ 0.00                  $  0.00           $ 31.07
   Year ended 9/30/99 ......              0.00            0.00            (1.01)                   (1.01)            24.01
   Year ended 9/30/98 ......              0.00            0.00            (1.23)                   (1.23)            22.37
   10/2/96+ to 9/30/97 .....              0.00            0.00            (4.11)                   (4.11)            30.42

The Alliance Fund
   Year ended 11/30/00 .....            $ 0.00           $0.00           $ (.64)                 $  (.64)          $  5.86
   Year ended 11/30/99 .....              0.00            0.00             (.39)                    (.39)             7.58
   Year ended 11/30/98 .....              0.00            0.00            (2.17)                   (2.17)             5.98
   Year ended 11/30/97 .....              (.04)           0.00            (1.06)                   (1.10)             8.69
   10/2/96+ to 11/30/96 ....              0.00            0.00             0.00                     0.00              7.71

Alliance Growth and
Income Fund
   Year ended 10/31/00 .....            $ (.05)          $0.00           $ (.17)                 $  (.22)          $  4.08
   Year ended 10/31/99 .....              (.04)           (.01)            (.35)                    (.40)             3.71
   Year ended 10/31/98 .....              (.05)           0.00             (.46)                    (.51)             3.44
   Year ended 10/31/97 .....             (0.06)           0.00             (.38)                    (.44)             3.48
   10/2/96+ to 10/31/96 ....              0.00            0.00             0.00                     0.00              3.00

Alliance Balanced Shares
   Year ended 7/31/00 ......            $ (.39)          $0.00           $ (.64)                 $ (1.03)          $ 15.54
   Year ended 7/31/99 ......              (.37)           0.00            (1.65)                   (2.02)            15.64
   Year ended 7/31/98 ......              (.36)           0.00            (2.07)                   (2.43)            15.98
   10/2/96+ to 7/31/97 .....              (.27)           0.00            (1.80)                   (2.07)            16.17

Alliance New Europe Fund
   Year ended 7/31/00 ......            $ 0.00           $0.00           $ (.91)                 $  (.91)          $ 21.18
   Year ended 7/31/99 ......              0.00            0.00            (2.56)                   (2.56)            18.58
   Year ended 7/31/98 ......              0.00            (.09)           (2.05)                   (2.14)            21.79
   10/2/96+ to 7/31/97 .....              (.09)           (.14)           (1.32)                   (1.55)            18.57

Alliance Worldwide
Privatization Fund
   Year ended 6/30/00 ......            $(0.00)          $0.00           $(1.06)                 $ (1.06)          $ 13.53
   Year ended 6/30/99 ......              (.17)           0.00            (1.64)                   (1.81)            11.77
   Year ended 6/30/98 ......              (.23)           0.00            (1.36)                   (1.59)            12.63
   10/2/96+ to 6/30/97 .....              (.19)           0.00            (1.42)                   (1.61)            13.23

Alliance International
Premier Growth Fund
   Year ended 11/30/00 .....            $ 0.00           $0.00           $ (.44)                 $  (.44)          $ 10.58
   Year ended 11/30/99 .....              0.00            0.00             0.00                     0.00             13.27
   3/3/98++ to 11/30/98 ....              0.00            0.00             0.00                     0.00              9.64

Alliance Global
Small Cap Fund
   Year ended 7/31/00 ......            $ 0.00           $0.00           $ (.20)                 $  (.20)          $ 15.28
   Year ended 7/31/99 ......              0.00            0.00            (1.16)                   (1.16)            11.74
   Year ended 7/31/98 ......              0.00            0.00             (.99)                    (.99)            12.20
   10/2/96+ to 7/31/97 .....              0.00            0.00            (1.56)                   (1.56)            12.89

                                                                              Ratios/Supplemental Data
                                                      ----------------------------------------------------------------------

                                                                            Ratio of          Ratio of Net
                                                        Net Assets,         Expenses        Income (Loss) to
                                        Total          End of Period       to Average            Average         Portfolio
    Fiscal Year or Period             Return (a)      (000's omitted)      Net Assets          Net Assets      Turnover Rate
    ---------------------             ----------      ---------------      ----------       ----------------   -------------
Alliance Premier Growth Fund
   Year ended 11/30/00 .....          $(11.61)%          $523,315             1.11%               (.38)%            125%
   Year ended 11/30/99 .....            33.68             466,690             1.16                (.51)              75
   Year ended 11/30/98 .....            34.31             271,661             1.26(e)             (.28)              82
   Year ended 11/30/97 .....            30.98              53,459             1.25                (.28)              76
   10/2/96+ to 11/30/96 ....            12.86               1,922             1.50*               (.48)*             95

Alliance Health Care Fund
   8/27/99++ to 6/30/00 ....            25.40%           $  6,184             1.61%*(d)           (.36)%*            26%

Alliance Growth Fund
   Year ended 10/31/00 .....             6.27%           $ 38,278              .83%                .03%              58%
   Year ended 10/31/99 .....            29.08             142,720              .88                 .03               62
   Year ended 10/31/98 .....            14.92             174,745              .93(e)              .17               61
   Year ended 10/31/97 .....            29.92             101,205              .98(e)             (.12)              48
   10/2/96+ to 10/31/96 ....             2.26                 946             1.26*                .50               46

Alliance Technology Fund
   Year ended 11/30/00 .....           (11.22)%          $288,889             1.19%               (.66)%             46%
   Year ended 11/30/99 .....            75.22             330,404             1.35%(e)            (.78)              54
   Year ended 11/30/98 .....            27.73             230,295             1.37(e)             (.84)              67
   Year ended 11/30/97 .....             7.65             167,120             1.39(e)             (.81)              51
   10/2/96+ to 11/30/96 ....             8.14                 566             1.75*              (1.21)*             30

Alliance Quasar Fund
   Year ended 9/30/00 ......            29.40%           $135,414             1.39%(e)           (1.08)%            160%
   Year ended 9/30/99 ......            12.16             164,671             1.42(e)             (.62)              91
   Year ended 9/30/98 ......           (23.24)            175,037             1.38(e)             (.32)             109
   10/2/96+ to 9/30/97 .....            28.47              62,455             1.58*               (.74)*            135

The Alliance Fund
   Year ended 11/30/00 .....           (15.66)%          $  8,304              .83%               (.35)%             86%
   Year ended 11/30/99 .....            35.66               9,970              .85                (.20)              97
   Year ended 11/30/98 .....            (8.19)             11,305              .83                (.16)             106
   Year ended 11/30/97 .....            32.00              10,275              .83                (.21)             158
   10/2/96+ to 11/30/96 ....            10.30               1,083              .89*                .38*              80

Alliance Growth and
Income Fund
   Year ended 10/31/00 .....            16.98%           $185,754              .65%               1.21%              53%
   Year ended 10/31/99 .....            21.03              39,739              .68                1.12               48
   Year ended 10/31/98 .....            14.96              22,786              .76(e)             1.14               89
   Year ended 10/31/97 .....            33.61               3,207              .71(e)             1.42               88
   10/2/96+ to 10/31/96 ....             1.01                  87              .37*               3.40*              88

Alliance Balanced Shares
   Year ended 7/31/00 ......             6.48%           $  2,943              .86%               2.88%              76%
   Year ended 7/31/99 ......            11.71               2,627              .97(e)             2.56              105
   Year ended 7/31/98 ......            15.32               2,079             1.06(e)             2.33              145
   10/2/96+ to 7/31/97 .....            25.96               1,565             1.30(e)*            2.15*             207

Alliance New Europe Fund
   Year ended 7/31/00 ......            19.21%           $  9,196             1.34%(e)            (.06)%            103%
   Year ended 7/31/99 ......            (2.54)              4,778             1.51(e)              .68               89
   Year ended 7/31/98 ......            32.55               3,143             1.56(e)              .39               99
   10/2/96+ to 7/31/97 .....            25.76               4,130             1.71(e)*             .77*              89

Alliance Worldwide
Privatization Fund
   Year ended 6/30/00 ......            24.68%           $  2,506             1.43%(e)             .01%              67%
   Year ended 6/30/99 ......            10.12               1,610             1.62(e)              .37               58
   Year ended 6/30/98 ......             9.48               1,716             1.45                1.48               53
   10/2/96+ to 6/30/97 .....            25.24                 374             1.96*               2.97*              48

Alliance International
Premier Growth Fund
   Year ended 11/30/00 .....           (17.57)%          $ 18,800             1.61%               (.68)%            111%
   Year ended 11/30/99 .....            37.66               2,386             2.21(d)(e)         (1.06)             107
   3/3/98++ to 11/30/98 ....            (3.60)              1,386             2.20(d)*             .13*             151

Alliance Global
Small Cap Fund
   Year ended 7/31/00 ......            32.19%           $    707             1.69%(e)            (.76)%            133%
   Year ended 7/31/99 ......             7.63                 189             2.13(e)             (.63)             120
   Year ended 7/31/98 ......             2.82                 392             1.87(e)             (.57)             113
   10/2/96+ to 7/31/97 .....            17.08                 333             2.05(e)*            (.84)*            129

--------------------------------------------------------------------------------
Please refer to the footnotes on page 52.


                                     50 & 51

                                                            Income from Investment Operations
                                                  -----------------------------------------------------
                                                                            Net Gains
                                     Net Asset                            or Losses on
                                        Value,                             Securities        Total from
                                     Beginning     Net Investment        (both realized      Investment
    Fiscal Year or Period            of Period      Income (Loss)        and unrealized)     Operations
    ---------------------            ---------    ---------------        ---------------     ----------
Alliance International Fund
   Year ended 6/30/00 ......          $ 16.24          $ .01(b)(c)           $  4.66           $  4.67
   Year ended 6/30/99 ......            18.54            .01(b)(c)              (.75)             (.74)
   Year ended 6/30/98 ......            18.67            .02(b)(c)              1.13              1.15
   10/2/96+ to 6/30/97 .....            17.96            .16(b)                 1.78              1.94

Alliance Greater
China '97 Fund
   Year ended 7/31/00 ......          $  8.24          $(.02)(b)(c)          $  2.19           $  2.17
   Year ended 7/31/99 ......             4.85            .04(b)(c)              3.35              3.39
   9/3/97++ to 7/31/98 .....            10.00            .10(b)(c)             (5.18)            (5.08)

Alliance All-Asia
Investment Fund
   Year ended 10/31/00 .....          $ 10.54          $(.17)(b)             $  (.56)          $  (.73)
   Year ended 10/31/99 .....             5.90           (.10)(b)(c)             4.74              4.64
   Year ended 10/31/98 .....             7.56           (.08)(b)(c)            (1.58)            (1.66)
   Year ended 10/31/97 .....            11.04           (.15)(b)(c)            (2.99)            (3.14)
   10/2/96+ to 10/31/96 ....            11.65           0.00(b)(c)              (.61)             (.61)

                                           Less Dividends and Distributions               Less Distributions
                                     ---------------------------------------------        ------------------

                                     Dividends      Distributions                               Total            Net Asset
                                      from Net       in Excess of    Distributions            Dividends           Value,
                                     Investment     Net Investment      from                     and              End of
    Fiscal Year or Period              Income           Income       Capital Gains           Distributions         Period
    ---------------------            ----------     --------------   -------------           -------------         ------
Alliance International Fund
   Year ended 6/30/00 ......           $ 0.00           $0.00           $(1.19)                 $ (1.19)          $ 19.72
   Year ended 6/30/99 ......             (.01)           (.51)           (1.04)                   (1.56)            16.24
   Year ended 6/30/98 ......             (.02)           (.05)           (1.21)                   (1.28)            18.54
   10/2/96+ to 6/30/97 .....             (.15)           0.00            (1.08)                   (1.23)            18.67

Alliance Greater
China '97 Fund
   Year ended 7/31/00 ......           $ 0.00           $0.00           $ 0.00                  $  0.00           $ 10.41
   Year ended 7/31/99 ......             0.00            0.00             0.00                     0.00              8.24
   9/3/97++ to 7/31/98 .....             (.07)           0.00             0.00                     (.07)             4.85

Alliance All-Asia
Investment Fund
   Year ended 10/31/00 .....           $ 0.00           $0.00           $ 0.00                  $  0.00           $  9.81
   Year ended 10/31/99 .....             0.00            0.00             0.00                     0.00             10.54
   Year ended 10/31/98 .....             0.00            0.00             0.00                     0.00              5.90
   Year ended 10/31/97 .....             0.00            0.00             (.34)                    (.34)             7.56
   10/2/96+ to 10/31/96 ....             0.00            0.00             0.00                     0.00             11.04

                                                                              Ratios/Supplemental Data
                                                     ----------------------------------------------------------------------

                                                                           Ratio of          Ratio of Net
                                                       Net Assets,         Expenses        Income (Loss) to
                                       Total          End of Period       to Average            Average         Portfolio
    Fiscal Year or Period            Return (a)      (000's omitted)      Net Assets          Net Assets      Turnover Rate
    ---------------------            ----------      ---------------      ----------       ----------------   -------------
Alliance International Fund
   Year ended 6/30/00 ......           29.64%           $ 25,407             1.55%(d)(e)(f)       .04%             154%
   Year ended 6/30/99 ......           (3.62)             33,949             1.57(d)(e)           .04(c)           178
   Year ended 6/30/98 ......            6.98              47,154             1.47(d)              .13(c)           121
   10/2/96+ to 6/30/97 .....           11.57               8,697             1.69(e)*            1.47*              94

Alliance Greater
China '97 Fund
   Year ended 7/31/00 ......           26.34%           $    273             2.22%(d)(e)         (.15)%            158%
   Year ended 7/31/99 ......           69.90%                161             2.22(d)(e)           .58               94
   9/3/97++ to 7/31/98 .....          (51.06)                 60             2.22(d)(e)*         1.51*              58

Alliance All-Asia
Investment Fund
   Year ended 10/31/00 .....           (6.93)%          $  5,155             2.19%(e)(f)        (1.31)%            153%
   Year ended 10/31/99 .....           78.64               4,746             2.45(d)(e)         (1.33)             119
   Year ended 10/31/98 .....          (21.96)              2,012             3.46(d)(e)          1.22               93
   Year ended 10/31/97 .....          (29.42)              1,338             3.21(d)            (1.51)              70
   10/2/96+ to 10/31/96 ....           (5.24)                 27             4.97*(d)            1.63*              66

--------------------------------------------------------------------------------
+     Commencement of distribution.
++    Commencement of operations.
*     Annualized.
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.
(b)   Based on average shares outstanding.
(c)   Net of fee waiver and expense reimbursement.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (e) below, would have been as follows:

                                              1996    1997   1998    1999  2000

Alliance All-Asia Investment Fund
Advisor Class                                5.54%*  3.43%  4.39%   2.93%    --
Alliance International Premier
Growth Fund
Advisor Class                                  --      --   6.28%*  2.96%    --

                                                1997     1998     1999      2000

Alliance International Fund
Advisor Class                                  1.69%    1.62%    1.70%     1.69
Alliance Greater China '97 Fund
Advisor Class                                    --    18.13%*  19.01%     9.61%
Alliance Health Care Fund
Advisor Class                                    --       --       --      1.65%

(e) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets assuming the assumption and/or waiver/reimbursement of expenses described in note (d) above would have been as follows:

                                                  1997    1998    1999    2000

Alliance International Fund
Advisor Class                                    1.69%*     --    1.55%   1.53%
Alliance Global Small Cap Fund
Advisor Class                                    2.04%*   1.84%   2.10%   1.68%
Alliance New Europe Fund
Advisor Class                                    1.71%*   1.54%   1.50%   1.33%
Alliance All-Asia Investment Fund
Advisor Class                                      --     3.41%   2.43%   2.18%
Alliance Balanced Shares
Advisor Class                                    1.29%*   1.05%    .96%     --
Alliance Worldwide Privatization Fund
Advisor Class                                      --       --    1.61%   1.42%
Alliance Quasar Fund
Advisor Class                                      --     1.37%   1.41%1   .38%*

                                                  1997    1998     1999    2000

Alliance International Premier
Growth Fund
Advisor Class                                       --      --     2.20%     --
Alliance Growth and Income Fund
Advisor Class                                      .70%    .75%      --      --
Alliance Growth  Fund
Advisor Class                                      .96%    .92%      --      --
Alliance Technology Fund  Fund
Advisor Class                                     1.38%   1.36%    1.34%     --
Alliance Greater China '97 Fund
Advisor Class                                       --    2.20%*   2.20%   2.20%
Alliance Premier Growth Fund
Advisor Class                                       --    1.25%      --      --

(f) Includes interest expense. If Alliance International Fund had not borne interest expenses, the ratio of expenses (net of interest expenses) to average net assets would have been with respect to the Adviser Class, 1.68% for 2000. If Alliance All-Asia Investment Fund had not borne interest expenses, the ratio of expenses (net of interest expenses) to average net assets would have been with respect to the Adviser Class, 1.70% for 2000.


                                     52 & 53

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

The following is additional information about the United Kingdom, Japan and Greater China countries.

Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.52 in 2000.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 6930.2 at the end of 1999, up approximately 18% from the end of 1998. The FT-SE 100 index closed at 6222.46 at the end of 2000, down approximately 10% from the end of 1999.

The Economic and Monetary Union ("EMU") became effective on January 1, 1999. When fully implemented in 2002, the EMU will establish a common currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.

From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, gaining 418 of 659 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, has launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. For further information regarding the United Kingdom, see the SAI of New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. Dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. Dollar. Thereafter, the Japanese yen generally depreciated against the U.S. Dollar until mid-1998, when it began to appreciate. In September 1999 the Japanese yen reached a 43-month high against the U.S. Dollar, precipitating a series of interventions by the Japanese government in the currency market, which have succeeded in slowing the appreciation of the Japanese yen against the U.S. Dollar.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. The TOPIX closed at 1283.67 at the end of 2000, down approximately 25% from the end of 1999.

Since the early 1980s, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that was expected to to more open Japanese markets with respect to trade in certain goods and services. Since then, the two countries have agreed in principle to increase Japanese imports of American automobiles and automotive parts, as well as other goods and services. Nevertheless, the surpluses have persisted and it is expected that the friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.

Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party. Between August 1993 and October 1996, Japan was ruled by a series of four coalition governments. As the result of a general election on October 20, 1996, however, Japan returned to a single-party government led by Ryutaro Hashimoto, a member of the Liberal Democratic Party ("LDP"). While the LDP does not control a majority of the seats in the parliament, subsequent to the 1996 elections it established a majority in the House of Representatives as individual members joined the ruling party. The popularity of the LDP declined, however, due to the dissatisfaction with Mr. Hashimoto's leadership. In the July 1998 House of Councillors election, the LDP's representation fell to 103 seats from 120 seats. As a result of the LDP's defeat, Mr. Hashimoto resigned as prime minister and leader of the LDP. Mr. Hashimoto was replaced by Keizo Obuchi. On January 14, 1999, the LDP formed a coalition government with a major opposition party. As a result, Mr. Obuchi's administration strengthened its position in the parliament, where it increased its majority in the House of Representatives and reduced its shortfall in the House of Councillors. The LDP formed a new three-party coalition government on October 5, 1999 that further strengthened the position of Mr. Obuchi's administration in the parliament. On April 6, 2000, following an ultimately fatal stroke suffered by Mr. Obuchi, the parliament elected Yoshiro Mori to replace Mr. Obuchi as prime minister. Although the LDP held on to its power in the House of Representatives elections in June 2000, its margin of victory was less than predicted. In November 2000, amidst growing dissatisfaction with Mr. Mori's leadership, the parliament submitted a motion of no confidence, which was narrowly defeated. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that made $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. While there has been some improvement, Japanese banks remain in a weakened condition. For further information regarding Japan, see the SAIs of Alliance International Fund and Alliance All-Asia Investment Fund.

Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping, who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jiang Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.

China is heavily dependent on foreign trade, particularly with Japan, the U.S., South Korea and Taiwan, as well as trade with Hong Kong. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. In September 2000, however, following an agreement reached in November 1999 between the U.S. and China, the U.S. Congress authorized the President to grant permanent normal trade relations (formerly known as most favored nation status) to China, ending the current annual review process and facilitating China's entry into the World Trade Organization. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.

China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the May 1998 election and again in the September 2000 election (although by a smaller margin), it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be significantly affected by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities. The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund, may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.

Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies that are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.

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

For more information about the Funds, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:          c/o Alliance Global Investor Services, Inc.
                  P.O. Box 1520
                  Secaucus, N.J. 07096-1520

By Phone:         For Information: (800) 221-5672
                  For Literature:  (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash, DC 20549-0102

You also may find more information about Alliance and the Funds on the internet at www.Alliancecapital.com

Fund                                                                SEC File No.
--------------------------------------------------------------------------------
Alliance Premier Growth Fund                                        811-06730
Alliance Health Care Fund                                           811-09329
Alliance Growth Fund                                                811-05088
Alliance Technology Fund                                            811-03131
Alliance Quasar Fund                                                811-01716
The Alliance Fund                                                   811-00204
Alliance Growth & Income                                            811-00126
Alliance Balanced Shares                                            811-00134
Alliance New Europe Fund                                            811-06028
Alliance Worldwide Privatization Fund                               811-08426
Alliance International Premier Growth Fund                          811-08527
Alliance Global Small Cap Fund                                      811-01415
Alliance International Fund                                         811-03130
Alliance Greater China '97 Fund                                     811-08201
Alliance All-Asia Investment Fund                                   811-08776

========================
Alliance Stock Funds
Subscription Application
- Advisor Class
========================

     The Alliance Fund
     Growth Fund
     Health Care Fund
     Premier Growth Fund
     Technology Fund
     Quasar Fund
     International Fund
     International Premier Growth Fund
     Worldwide Privatization Fund
     New Europe Fund
     All-Asia Investment Fund
     Greater China '97 Fund
     Global Small Cap Fund
     Balanced Shares
     Growth & Income Fund

To Open Your New Alliance Account...
Please complete the application and mail it to:

         Alliance Global Investor Services
         P.O. Box 786003
         San Antonio, TX  78278-6003

For certified or overnight deliveries, send to:

         Alliance Global Investor Services
         8000 IH 10 W, Suite 1400
         San Antonio, TX 78230

Section 1 Your Account Registration
(Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

      >     Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
            Minor:

            o Indicate your name(s) exactly as it appears on your social security card.

      >     Transfer on Death:

            o     Ensure that your state participates

      >     Trust/Other:

            o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required) Complete in full.

      >     Non-Resident Alien:

            o     Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

For each fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'.
(2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'.
(3) Check off a distribution option for your dividends.
(4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

Section 4 Your Shareholder Options (Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

Section 5 Shareholder Authorization (Required)

All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672 or (201) 553-3300.

Or Visit Our Website At: www.alliancecapital.com

================================================================================
                       For Literature Call: (800) 227-4618
================================================================================

The Alliance Stock Funds Subscription Application - Advisor Class

================================================================================
      1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
================================================================================

|_| Individual Account { |_| Male  |_| Female } - or - |_| Joint Account - or -

|_| Transfer On Death  { |_| Male  |_| Female } - or -  |_| Gift/Transfer to a
                                                            Minor

    * For TOD accounts, please check
    Individual or Joint Account and attach additional sheet of paper if necessary

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Owner or Custodian (First Name)     (MI)  (Last Name)

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
(First Name) Joint Owner*,          (MI)  (Last Name)
Transfer On Death Beneficiary
or Minor

|_||_||_| - |_||_| - |_||_||_||_|                    If Uniform Gift/Transfer
Social Security Number of Owner                      to Minor Account:
or Minor (required to open account)

If Joint Tenants Account: * The Account              |_||_| Minor's State of
will be registered "Joint Tenants with                      Residence
right of Survivorship" unless you indicate otherwise below:

|_| In Common |_| By Entirety |_| Community Property

|_| Trust - or - |_| Corporation - or - |_| Other______________________________

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Name of Trustee if applicable       (MI)  (Last Name)
(First Name)

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity continued

|_||_||_||_||_||_||_||_|       |_||_||_||_||_||_||_||_||_|
Trust Dated (MM,DD,YYYY)       Tax ID Number (required to open account)

                               |_| Employer ID Number - OR - |_| Social Security
                                                                 Number

================================================================================
      2. Your Address
================================================================================

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_||_|   |_||_|      |_||_||_||_||_|
City                                      State       Zip code

|_||_||_||_||_||_||_||_||_|   |_||_||_| - |_||_||_| - |_||_||_||_|
If Non-U.S., Specify Country  Daytime Phone Number

|_| U.S. Citizen |_| Resident Alien |_| Non-Resident Alien

                  --------------------------------------------

                  --------------------------------------------
                                 e-mail address

================================================================================
      3. Your Initial Investment
================================================================================

I hereby subscribe for shares of the following Alliance Stock Fund(s) Advisor Class and elect distribution options as indicated.

                                          Dividend and Capital Gain Distribution
                                          Options:

                                          R Reinvest distributions into my fund
                                            account.

--------------------------------------    C Send my distributions in cash to the
Broker/Dealer Use Only: Wire Confirm #      address I have provided in Section
                                            2. (Complete Section 4D for direct
|_||_||_||_||_||_||_||_|                    deposit to your bank account.
--------------------------------------      Complete Section 4E for payment to a
                                            third party).

                                          D Direct my distributions to another
                                            Alliance fund. Complete the
                                            appropriate portion of Section 4A to
                                            direct your distributions (dividends
                                            and capital gains) to another
                                            Alliance Fund.

------------ --------------   ----------------------  --------------------------
                                                        Distributions Options
                                                              *Check One*
             Indicate three                           --------------------------
  Make all     digit Fund                             ---------   --------------
  checks     number located   Indicate Dollar Amount  Dividends   Capital Gains
payable to:      below                                 R  C  D       R  C  D
  Alliance   --------------   ----------------------  ---------   --------------
  Funds --     |_||_||_|      $_____________________  |R||C||D|     |R||C||D|
  Cash and     |_||_||_|      $_____________________  |R||C||D|     |R||C||D|
Money Orders   |_||_||_|      $_____________________  |R||C||D|     |R||C||D|
not accepted   |_||_||_|      $_____________________  |R||C||D|     |R||C||D|

------------

-------------------------
   Total Investment           $_____________________
-------------------------

================================================================================
  Alliance Stock Fund Names and Numbers
================================================================================

                                                           ------------

                                                              Advisor
                                                               Class

                                                           ------------

--------------------------------------------------------------------------------
Domestic        The Alliance Fund                               444
--------------------------------------------------------------------------------
                Growth Fund                                     431
--------------------------------------------------------------------------------
                Health Care Fund                                408
--------------------------------------------------------------------------------
                Premier Growth Fund                             478
--------------------------------------------------------------------------------
                Technology Fund                                 482
--------------------------------------------------------------------------------
                Quasar Fund                                     426
--------------------------------------------------------------------------------
Global          International Fund                              440
--------------------------------------------------------------------------------
                International Premier Growth                    479
--------------------------------------------------------------------------------
                Worldwide Privatization Fund                    412
--------------------------------------------------------------------------------
                New Europe Fund                                 462
--------------------------------------------------------------------------------
                All-Asia Investment Fund                        418
--------------------------------------------------------------------------------
                Greater China '97 Fund                          460
--------------------------------------------------------------------------------
                Global Small Cap Fund                           445
--------------------------------------------------------------------------------
Total Returns   Balanced Shares                                 496
--------------------------------------------------------------------------------
                Growth & Income Fund                            494
--------------------------------------------------------------------------------

================================================================================
      4. Your Shareholder Options
================================================================================

A. Automatic Investment Plans (AIP) - Periodic Purchases

|_| Withdraw From My Bank Account Via EFT* I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).

     1- |_||_||_|      |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number    Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     2- |_||_||_|      |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number    Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     3- |_||_||_|      |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number    Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

                                  Frequency:
                                  M = monthly
                                  Q = quarterly
                                  A = annually

     * Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)

|_| Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

     FROM:   |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

     TO:     |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

     FROM:   |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

             |_||_|,|_||_||_|.00    |_||_|
             Amount ($25 minimum)   Day of Exchange**

     TO:     |_||_||_|                |_||_||_||_||_||_||_||_||_||_|  -  |_|
             Fund Number              Account Number (If existing)

     ** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.

B. Purchases and Redemptions Via EFT

     You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

     Instructions: > Review the information in the Prospectus about telephone transaction services.

                   > If you select the telephone purchase or redemption
                     privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to
                     Section 4D of this application.

     |_| Purchases and Redemptions via EFT

     I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

================================================================================
For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
================================================================================

================================================================================
      4. Your Shareholder Options (CONTINUED)
================================================================================

C. Systematic Withdrawal Plans (SWP) - Periodic Redemptions

      In order to establish a SWP, you must reinvest all dividends and capital gains.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

     1- |_||_||_|       |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number     Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     2- |_||_||_|       |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number     Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

     3- |_||_||_|       |_||_||_||_|            |_||_|,|_||_||_|.00    |_|
        Fund Number     Beginning Date (MM,DD)  Amount ($25 minimum)   Frequency

                                  Frequency:
                                  M = monthly
                                  Q = quarterly
                                  A = annually

Please send my SWP proceeds to:

|_|  My Address of Record (via check)

|_| The Payee and address specified in section 4E (via check) (Medallion Signature Guarantee required)

|_| My checking account-via EFT (complete section 4D) Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your bank account. Otherwise payment will be made by check

D. Bank Information This bank account information will be used for:

      |_|   Distributions (Section 3)     |_|   Telephone Transactions
                                                (Section 4B)

      |_|   Automatic Investments         |_|   Withdrawals (Section 4C)
            (Section 4A)

================================================================================
      Please Tape a Pre-printed Voided Check Here*
================================================================================

                       [GRAPHIC OF VOIDED CHECK OMITTED]

* The above services cannot be established without a pre-printed voided check.

For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in Section 5.

|_||_||_||_||_||_||_||_||_|         |_||_||_||_||_||_||_||_||_||_||_||_||_|
Your Bank's ABA Routing Number      Your Bank Account Number

|_|   Checking Account  |_|   Savings Account

================================================================================
      4. Your Shareholder Options (CONTINUED)
================================================================================

E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

                  |_|   Distributions (section 3)     |_|   Systematic
                                                            Withdrawals
                                                            (section 4C)

|_||_||_||_||_||_||_||_||_||_|  |_|   |_||_||_||_||_||_||_||_||_||_|
Name (First Name)               (MI)  (Last Name)

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_||_||_|   |_||_|      |_||_||_||_||_|
City                                         State       Zip code

================================================================================
      Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
================================================================================

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm                     Authorized Signature

 ____________________________    _     ____________________________
|                            |  | |   |                            |
|____________________________|  |_|   |____________________________|
Representative First Name       MI    Last Name

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm Number              Representative Number

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Branch Number                         Branch Telephone Number

 __________________________________________________________________
|                                                                  |
|__________________________________________________________________|
Branch Office Address

 _________________________________     _  _   _____________________
|                                 |   | || | |                     |
|_________________________________|   |_||_| |_____________________|
City                                  State  Zip Code

================================================================================
      5. Shareholder Authorization -- This section MUST be completed
================================================================================

      Telephone Exchanges and Redemptions by Check

      Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

            |_| I do not elect the telephone exchange service

            |_| I do not elect the telephone redemption by check service

      By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in Section 2.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.

 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date
 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date

__________________________________________
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

STOCKADVPR0301